UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23615

JOHCM Funds Trust

(Exact name of registrant as specified in charter)

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Address of principal executive offices) (Zip code)

Mary Lomasney

53 State Street, 13th Floor

Boston, Massachusetts 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 933-0712

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

SEMI-ANNUAL

REPORT

March 31, 2023

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

JOHCM FUNDS TRUST

TABLE OF CONTENTS

March 31, 2023

JOHCM FUNDS TRUST

JOHCM CREDIT INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets		Shares	Value
SHORT-TERM INVESTMENTS(a)	100.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(b)			4,071,741	$4,071,741

TOTAL SHORT-TERM INVESTMENTS (Cost $4,071,741)				4,071,741

TOTAL INVESTMENTS (Cost $4,071,741)	100.1%			4,071,741
NET OTHER ASSETS (LIABILITIES)	(0.1%	)		(4,566)

NET ASSETS	100.0%			$4,067,175

(a)The Fund was comprised entirely of short-term investments at March 31, 2023 in preparation for its April 2023 liquidation. See Note I in the Notes to Financial Statements.

(b)7-day current yield as of March 31, 2023 is disclosed.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	91.4%
Austria	0.8%
ANDRITZ A.G.		3,768	$254,959
AT&S Austria Technologie & Systemtechnik A.G.		3,266	100,749

			355,708

Brazil	4.3%
Arcos Dorados Holdings, Inc. - Class A		54,921	423,441
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes		27,400	76,116
Locaweb Servicos de Internet S.A.(a)(b)		222,300	210,087
Lojas Renner S.A.(b)		44,400	145,155
Oncoclinicas do Brasil Servicos Medicos S.A.(b)		151,300	242,691
Pet Center Comercio e Participacoes S.A.		183,400	224,345
Petroreconcavo S.A.		20,500	82,227
Santos Brasil Participacoes S.A.		177,000	283,566
StoneCo. Ltd. - Class A(b)		18,281	174,401

			1,862,029

Canada	2.3%
Capstone Copper Corp.(b)		67,161	303,131
Pan American Silver Corp.		14,935	271,817
Parex Resources, Inc.		17,843	331,907
Sigma Lithium Corp.(b)		2,338	87,956

			994,811

Chile	1.8%
Cia Cervecerias Unidas S.A. - ADR		17,898	279,746
Enel Chile S.A.		9,381,489	511,746

			791,492

China	10.2%
Airtac International Group		18,000	703,969
BOE Varitronix Ltd.		224,000	387,221
Greentown Service Group Co. Ltd.		277,933	175,332
Health & Happiness H&H International Holdings Ltd.		88,000	146,872
Microport Scientific Corp.(b)		100,600	236,937
New Horizon Health Ltd.(a)(b)		87,000	301,490
Proya Cosmetics Co. Ltd. - Class A		16,200	428,904
Shangri-La Asia Ltd.(b)		598,000	560,681
Tongcheng Travel Holdings Ltd.(b)		163,200	355,247
Uni-President China Holdings Ltd.		549,000	553,705
Xinyi Glass Holdings Ltd.		140,000	250,446
Xtep International Holdings Ltd.		244,000	310,772

			4,411,576

Germany	0.6%
Krones A.G.		2,084	246,502

Greece	3.4%
JUMBO S.A.		27,956	593,229
Mytilineos S.A.		12,200	347,801

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
OPAP S.A.		24,495	$392,875
Public Power Corp. S.A.(b)		18,023	156,869

			1,490,774

Hong Kong	6.0%
China Overseas Grand Oceans Group Ltd.		772,000	338,553
Chow Sang Sang Holdings International Ltd.		266,000	369,767
Luk Fook Holdings International Ltd.		109,000	348,719
Man Wah Holdings Ltd.		398,400	328,283
Melco International Development Ltd.(b)		484,000	564,602
Sa Sa International Holdings Ltd.(b)		1,374,000	321,812
Sinotruk Hong Kong Ltd.		224,000	348,624

			2,620,360

Hungary	0.3%
Richter Gedeon Nyrt		6,573	137,239

India	10.5%
Aster DM Healthcare Ltd.(a)(b)		96,136	282,184
CreditAccess Grameen Ltd.(b)		22,996	256,963
Genus Power Infrastructures Ltd.		283,210	292,829
KPIT Technologies Ltd.		79,874	903,462
Lemon Tree Hotels Ltd.(a)(b)		238,034	224,526
Narayana Hrudayalaya Ltd.		59,525	561,743
Phoenix Mills (The) Ltd.		31,196	494,991
PNC Infratech Ltd.		82,676	291,673
PVR Ltd.(b)		17,096	319,884
Shriram Finance Ltd.		19,058	292,982
Varun Beverages Ltd.		37,796	639,505

			4,560,742

Indonesia	2.9%
Indosat Tbk PT		910,200	422,620
Kalbe Farma Tbk PT		1,775,200	248,796
Merdeka Copper Gold Tbk PT(b)		1,221,900	342,188
Vale Indonesia Tbk PT(b)		563,500	250,387

			1,263,991

Jersey	1.5%
WNS Holdings Ltd. - ADR(b)		6,806	634,115

Malaysia	0.8%
Gamuda Bhd.		358,500	332,168

Mexico	3.2%
Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR(b)		45,292	563,433
Corp. Inmobiliaria Vesta S.A.B. de C.V.		194,000	609,668
Genomma Lab Internacional S.A.B. de C.V. - Series B		244,700	196,765

			1,369,866

Netherlands	1.3%
AMG Advanced Metallurgical Group N.V.		13,197	562,750

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Philippines	2.8%
Bloomberry Resorts Corp.(b)		2,415,200	$436,946
Metropolitan Bank & Trust Co.		467,230	503,929
Wilcon Depot, Inc.		458,900	253,580

			1,194,455

Poland	1.7%
Allegro.eu S.A.(a)(b)		30,701	209,623
Bank Polska Kasa Opieki S.A.		18,142	360,904
Polski Koncern Naftowy ORLEN S.A.		12,376	167,051

			737,578

Russia	0.0%
Ozon Holdings PLC - ADR(b)**		7,516	—

Saudi Arabia	2.3%
Etihad Etisalat Co.		35,460	390,971
National Medical Care Co.		12,260	295,484
United Electronics Co.		13,981	290,004

			976,459

South Africa	1.8%
AngloGold Ashanti Ltd. - ADR		25,658	620,667
Aspen Pharmacare Holdings Ltd.		16,685	172,521

			793,188

South Korea	12.4%
Dentium Co. Ltd.		4,242	456,910
Ecopro Co. Ltd.		303	116,737
Eo Technics Co. Ltd.		5,957	411,194
Eugene Technology Co. Ltd.		16,287	399,933
GS Retail Co. Ltd.		14,342	312,919
Han Kuk Carbon Co. Ltd.		25,431	240,802
Hansol Chemical Co. Ltd.		2,707	500,205
HPSP Co. Ltd.		10,263	199,063
Innox Advanced Materials Co. Ltd.		12,883	402,573
Koh Young Technology, Inc.		21,305	279,585
Park Systems Corp.		3,777	443,775
Shinsegae, Inc.		1,319	218,878
Solus Advanced Materials Co. Ltd.		11,454	416,606
Sungeel Hitech Co. Ltd.(b)		3,079	381,076
WONIK IPS Co. Ltd.		14,224	386,102
Youngone Corp.		5,809	204,403

			5,370,761

Taiwan	18.0%
Alchip Technologies Ltd.		19,993	818,770
Arcadyan Technology Corp.		133,000	467,263
Asia Vital Components Co. Ltd.		68,000	316,196
ASPEED Technology, Inc.		6,350	554,206
Bafang Yunji International Co. Ltd.		15,000	91,315

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Chailease Holding Co. Ltd.		30,172	$221,896
E Ink Holdings, Inc.		118,000	720,230
Elite Material Co. Ltd.		69,000	414,870
Fulgent Sun International Holding Co. Ltd.		51,000	224,087
Global Unichip Corp.		19,000	679,830
Hu Lane Associate, Inc.		80,000	376,414
Ingentec Corp.		66,460	393,126
Kaori Heat Treatment Co Ltd.		53,000	409,042
momo.com, Inc.		20,000	595,820
Universal Vision Biotechnology Co. Ltd.		16,000	208,818
Visual Photonics Epitaxy Co. Ltd.		189,000	574,933
Voltronic Power Technology Corp.		12,550	714,643

			7,781,459

Thailand	1.8%
Central Plaza Hotel PCL - REG(b)		252,100	412,856
Fabrinet(b)		1,145	135,980
Land & Houses PCL - REG		777,200	223,875

			772,711

United Kingdom	0.7%
Hikma Pharmaceuticals PLC		15,145	313,916

TOTAL COMMON STOCKS (Cost $36,245,257)			39,574,650

EXCHANGE TRADED FUNDS	0.8%
iShares MSCI India Small-Cap ETF		6,811	338,786

TOTAL EXCHANGE TRADED FUNDS (Cost $369,564)			338,786

EQUITY-LINKED SECURITIES	4.0%
India	4.0%
Federal Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 10/25/27(b)		327,017	528,005
Mrs Bectors Food Specialities Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 2/15/28(b)		25,761	167,926
Narayana Hrudayalaya Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 3/7/28(b)		13,349	125,976
Phoenix Mills (The) Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 11/15/23(b)		3,974	63,056
PNC Infratech Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/15/27(b)		20,584	72,619
Shriram Transport Finance Co. Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 6/30/24(b)		6,310	97,005
VA Tech Wabag Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 7/30/26(b)		91,330	392,968
Varun Beverages Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/31/26(b)		5,775	97,712
Yes Bank Ltd., Issued by CLSA Global Markets Pte. Ltd., Maturity Date 12/13/27(b)		946,091	173,736

			1,719,003

TOTAL EQUITY-LINKED SECURITIES (Cost $1,841,310)			1,719,003

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
PREFERRED STOCKS	0.5%
Brazil	0.5%
Gerdau S.A. - ADR, 23.87%(c)		44,689	$220,317

TOTAL PREFERRED STOCKS (Cost $192,279)			220,317

TOTAL INVESTMENTS (Cost $38,648,410)	96.7%		41,852,756
NET OTHER ASSETS (LIABILITIES)	3.3%		1,431,887

NET ASSETS	100.0%		$43,284,643

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of issuer’s net income.

**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2023 the industry sectors for the JOHCM Emerging Markets Discovery Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.6%
Consumer Discretionary	19.8
Consumer Staples	6.1
Energy	1.3
Financials	6.8
Health Care	8.7
Industrials	13.5
Information Technology	22.0
Materials	9.0
Real Estate	4.4
Utilities	2.5
Total	96.7%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS DISCOVERY FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the JOHCM Emerging Markets Discovery Fund’s investments were concentrated as follows:

Market Exposure

Equity and Equity-Linked Securities	% of Net Assets
Semiconductors	9.3%
Leisure Facilities & Services	7.7
Technology Hardware	6.8
Retail - Discretionary	6.3
Metals & Mining	5.3
Health Care Facilities & Services	4.7
Machinery	3.7
Chemicals	3.7
Banking	3.6
Beverages	3.6
Automotive	3.0
Real Estate Owners & Developers	2.9
Electrical Equipment	2.9
Engineering & Construction	2.6
Biotechnology & Pharmaceuticals	2.4
Electric Utilities	2.3
Specialty Finance	2.0
E-Commerce Discretionary	1.9
Transportation & Logistics	1.9
Technology Services	1.9
Telecommunications	1.9
Apparel & Textile Products	1.7
Real Estate Services	1.7
Medical Equipment & Devices	1.6
Oil & Gas Producers	1.4
Internet Media & Services	1.3
Construction Materials	1.2
Commercial Support Services	1.1
Industrial Intermediate Products	1.0
Household Products	1.0
Home & Office Products	0.8
Transportation Equipment	0.8
Investment Companies	0.8
Retail - Consumer Staples	0.7
Food	0.7
Steel	0.5
Total	96.7%

5 Largest Security Positions

Issuer	% of Net Assets
KPIT Technologies Ltd.	2.1%
Alchip Technologies Ltd.	1.9
E Ink Holdings, Inc.	1.7
Voltronic Power Technology Corp.	1.6
Airtac International Group	1.6
Total	8.9%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.3%
Brazil	5.3%
Ambev S.A. - ADR(a)		9,900,748	$27,920,109
Arcos Dorados Holdings, Inc. - Class A		540,472	4,167,039
Suzano S.A. - ADR		1,568,786	12,879,733

			44,966,881

Canada	2.9%
Barrick Gold Corp.		1,349,900	25,067,643

China	28.8%
Anhui Conch Cement Co. Ltd. - Class H		7,168,214	24,842,984
China Oilfield Services Ltd. - Class H		10,976,482	11,283,771
China Resources Land Ltd.		4,822,511	21,960,917
ENN Energy Holdings Ltd.		1,507,773	20,645,902
Meituan - Class B(a)(b)		136,214	2,471,224
Proya Cosmetics Co. Ltd. - Class A		856,345	22,672,203
Tencent Holdings Ltd.		1,449,402	70,831,296
TravelSky Technology Ltd. - Class H		4,543,775	8,466,674
Trip.com Group Ltd.(a)		563,033	21,211,379
Tsingtao Brewery Co. Ltd. - Class H		2,398,191	26,212,774
Xinyi Energy Holdings Ltd.		3,002,948	901,996
Xinyi Solar Holdings Ltd.		10,473,731	12,555,885

			244,057,005

Hong Kong	4.4%
Hong Kong Exchanges & Clearing Ltd.		843,470	37,386,580

India	15.6%
Container Corp. of India Ltd.		1,087,662	7,697,194
HDFC Bank Ltd. - ADR		467,075	31,139,890
ICICI Bank Ltd. - ADR		383,818	8,282,792
Larsen & Toubro Ltd.		1,018,674	26,889,236
Mahindra & Mahindra Ltd.		1,739,392	24,580,103
Reliance Industries Ltd.		254,338	7,231,997
State Bank of India		4,109,788	26,271,993

			132,093,205

Indonesia	7.6%
Astra International Tbk PT		18,751,980	7,513,751
Bank Mandiri Persero Tbk PT		32,849,898	22,621,964
Bank Rakyat Indonesia Persero Tbk PT		70,250,114	22,258,946
Mitra Adiperkasa Tbk PT(a)		120,405,310	12,143,379

			64,538,040

Jersey	0.3%
Centamin PLC		2,168,384	2,793,521

Mexico	9.5%
Becle S.A.B. de C.V.		3,755,040	9,721,011
Bolsa Mexicana de Valores S.A.B. de C.V.		2,475,877	5,304,862
Cemex S.A.B. de C.V. - ADR(a)		3,607,155	19,947,567

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Grupo Financiero Banorte S.A.B. de C.V., Series O		2,679,295	$22,585,178
Megacable Holdings S.A.B. de C.V.		1,308,163	3,332,839
Wal-Mart de Mexico S.A.B. de C.V.		4,871,705	19,473,303

			80,364,760

Russia	0.0%
Gazprom PJSC - ADR(a)**		306,786	—
Globaltrans Investment PLC - REG - GDR(a)**		757,185	—

			—

South Africa	3.6%
FirstRand Ltd.		5,828,013	19,753,463
Mr Price Group Ltd.		1,345,036	10,901,099

			30,654,562

South Korea	5.9%
Kangwon Land, Inc.		499,316	7,658,714
Samsung Electronics Co. Ltd.		692,747	34,257,005
SK Square Co. Ltd.(a)		262,304	8,051,495

			49,967,214

Taiwan	8.1%
President Chain Store Corp.		348,293	3,086,752
Taiwan Cement Corp.		6,056,228	7,243,250
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		403,226	37,508,083
Tong Yang Industry Co. Ltd.		3,545,238	5,388,355
Yuanta Financial Holding Co. Ltd.		21,243,313	15,622,007

			68,848,447

United Arab Emirates	3.3%
Emaar Properties PJSC		15,163,232	23,169,447
Fertiglobe PLC		4,180,170	4,557,048

			27,726,495

TOTAL COMMON STOCKS (Cost $768,953,845)			808,464,353

PREFERRED STOCKS	3.3%
Brazil	3.3%
Azul S.A. - ADR(a)		917,524	6,560,296
Itau Unibanco Holding S.A. - ADR(a)		4,404,041	21,447,680

			28,007,976

TOTAL PREFERRED STOCKS (Cost $36,195,689)			28,007,976

TOTAL INVESTMENTS (Cost $805,149,534)	98.6%		836,472,329
NET OTHER ASSETS (LIABILITIES)	1.4%		11,574,166

NET ASSETS	100.0%		$848,046,495

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

**Security valued pursuant to Level 3 unobservable inputs and is restricted for trading.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2023 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.7%
Consumer Discretionary	12.3
Consumer Staples	12.9
Energy	2.2
Financials	27.4
Industrials	4.9
Information Technology	10.9
Materials	11.5
Real Estate	5.3
Utilities	2.5
Total	98.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM EMERGING MARKETS OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the JOHCM Emerging Markets Opportunities Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Banking	20.6%
Internet Media & Services	11.2
Beverages	7.5
Institutional Financial Services	6.8
Construction Materials	6.2
Real Estate Owners & Developers	5.3
Semiconductors	4.4
Technology Hardware	4.0
Retail - Discretionary	3.6
Automotive	3.5
Metals & Mining	3.2
Engineering & Construction	3.2
Retail - Consumer Staples	2.7
Household Products	2.7
Gas & Water Utilities	2.4
Transportation & Logistics	1.7
Renewable Energy	1.6
Forestry, Paper & Wood Products	1.5
Leisure Facilities & Services	1.4
Oil, Gas Services & Equipment	1.3
Technology Services	1.0
Asset Management	1.0
Oil & Gas Producers	0.8
Chemicals	0.6
Telecommunications	0.4
Total	98.6%

5 Largest Security Positions

Issuer	% of Net Assets
Tencent Holdings Ltd.	8.4%
Taiwan Semiconductor Manufacturing Co.
Ltd. - ADR	4.4
Hong Kong Exchanges & Clearing Ltd.	4.4
Samsung Electronics Co. Ltd.	4.0
HDFC Bank Ltd. - ADR	3.7
Total	24.9%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL INCOME BUILDER FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS(a)	99.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(b)		16,157,751	$16,157,751

TOTAL SHORT-TERM INVESTMENTS (Cost $16,157,751)			16,157,751

TOTAL INVESTMENTS (Cost $16,157,751)	99.0%		16,157,751
NET OTHER ASSETS (LIABILITIES)	1.0%		163,134

NET ASSETS	100.0%		$16,320,885

(a)The Fund was comprised entirely of short-term investments at March 31, 2023 in preparation for its May 2023 liquidation. See Note I in the Notes to Financial Statements.

(b)7-day current yield as of March 31, 2023 is disclosed.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	100.2%
Australia	2.7%
Fortescue Metals Group Ltd.		382,960	$5,756,491

Brazil	2.1%
B3 S.A. - Brasil Bolsa Balcao		2,153,170	4,396,869

Denmark	5.3%
Novo Nordisk A/S - Class B		39,710	6,306,797
Orsted A/S(a)		55,366	4,720,947

			11,027,744

Indonesia	2.4%
Bank Mandiri Persero Tbk PT		7,327,417	5,045,999

Ireland	5.2%
Accenture PLC - Class A		18,304	5,231,466
Linde PLC		16,095	5,720,807

			10,952,273

Japan	5.6%
Keyence Corp.		12,171	5,965,114
Sony Group Corp.		62,300	5,674,495

			11,639,609

Jersey	2.6%
Aptiv PLC(b)		48,974	5,494,393

Mexico	2.5%
Wal-Mart de Mexico S.A.B. de C.V.		1,287,491	5,146,392

Netherlands	2.5%
CNH Industrial N.V.		339,445	5,183,325

Sweden	2.5%
Boliden AB		135,902	5,338,802

United Kingdom	2.1%
Unilever PLC		86,307	4,472,346

United States	64.7%
AGCO Corp.		39,310	5,314,712
Agilent Technologies, Inc.		34,025	4,707,018
Alphabet, Inc. - Class A(b)		55,580	5,765,313
ANSYS, Inc.(b)		18,449	6,139,827
Chart Industries, Inc.(b)		35,520	4,454,208
Danaher Corp.		18,760	4,728,270
Elevance Health, Inc.		9,532	4,382,909
EPAM Systems, Inc.(b)		15,047	4,499,053
Estee Lauder Cos. (The), Inc. - Class A		20,117	4,958,036
Globant S.A.(b)		27,664	4,537,173
Henry Schein, Inc.(b)		66,265	5,403,248
Intercontinental Exchange, Inc.		50,492	5,265,811
Intuit, Inc.		12,391	5,524,280
Keysight Technologies, Inc.(b)		28,800	4,650,624
Microsoft Corp.		20,724	5,974,729

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets		Shares	Value
Morningstar, Inc.			22,685	$4,605,736
Nasdaq, Inc.			84,425	4,615,515
PerkinElmer, Inc.			34,177	4,554,427
Regeneron Pharmaceuticals, Inc.(b)			6,899	5,668,701
Repligen Corp.(b)			27,282	4,593,197
S&P Global, Inc.			14,596	5,032,263
Tenaris S.A. - ADR			155,495	4,419,168
Thermo Fisher Scientific, Inc.			9,207	5,306,639
TPG, Inc.			166,248	4,876,054
United Rentals, Inc.			14,439	5,714,379
UnitedHealth Group, Inc.			9,385	4,435,257
Vertex Pharmaceuticals, Inc.(b)			17,292	5,448,190

				135,574,737

TOTAL COMMON STOCKS (Cost $177,201,212)				210,028,980

PREFERRED STOCKS	2.0%
Brazil	2.0%
Banco Bradesco S.A. - ADR(b)			1,616,206	4,234,460

TOTAL PREFERRED STOCKS (Cost $5,749,175)				4,234,460

TOTAL INVESTMENTS (Cost $182,950,387)	102.2%			214,263,440
NET OTHER ASSETS (LIABILITIES)	(2.2%	)		(4,707,988)

NET ASSETS	100.0%			$209,555,452

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2023 the industry sectors for the JOHCM Global Select Fund were:

Sector Allocation	% of Net Assets
Communication Services	2.7%
Consumer Discretionary	5.3
Consumer Staples	7.0
Energy	2.1
Financials	18.2
Health Care	26.5
Industrials	9.9
Information Technology	20.3
Materials	8.0
Utilities	2.2
Total	102.2%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM GLOBAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the JOHCM Global Select Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Technology Services	11.5%
Medical Equipment & Devices	11.4
Software	8.4
Biotechnology & Pharmaceuticals	8.3
Machinery	7.9
Institutional Financial Services	6.8
Health Care Facilities & Services	6.8
Metals & Mining	5.2
Household Products	4.5
Banking	4.4
Internet Media & Services	2.8
Technology Hardware	2.7
Industrial Support Services	2.7
Chemicals	2.7
Automotive	2.6
Retail - Consumer Staples	2.5
Electric Utilities	2.3
Asset Management	2.3
Electrical Equipment	2.2
Steel	2.1
Industrial Intermediate Products	2.1
Total	102.2%

5 Largest Security Positions

Issuer	% of Net Assets
Novo Nordisk A/S - Class B	3.0%
ANSYS, Inc.	2.9
Microsoft Corp.	2.9
Keyence Corp.	2.9
Alphabet, Inc. - Class A	2.8
Total	14.4%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.9%
Canada	6.0%
Alimentation Couche-Tard, Inc.		1,261	$63,400
Cameco Corp.		2,056	53,838

			117,238

Finland	3.5%
Kone OYJ - Class B		526	27,433
Wartsila OYJ Abp		4,327	40,835

			68,268

France	14.6%
Publicis Groupe S.A.		553	43,167
Sanofi		740	80,274
Schneider Electric S.E.		239	39,943
Thales S.A.		499	73,776
TotalEnergies S.E.		802	47,289

			284,449

Germany	12.4%
Continental A.G.		722	54,099
Deutsche Boerse A.G.		294	57,245
Infineon Technologies A.G.		893	36,671
Merck KGaA		329	61,337
Vitesco Technologies Group A.G.(a)		431	31,167

			240,519

Ireland	4.1%
CRH PLC		1,567	79,165

Japan	15.2%
Daifuku Co. Ltd.		2,808	52,137
Dentsu Group, Inc.		1,400	49,347
KDDI Corp.		906	27,939
Komatsu Ltd.		1,900	47,168
Nippon Gas Co. Ltd.		2,345	34,032
Nitori Holdings Co. Ltd.		480	57,966
Tokio Marine Holdings, Inc.		1,414	27,212

			295,801

Netherlands	5.8%
Heineken Holding N.V.		851	78,078
SBM Offshore N.V.		2,304	34,208

			112,286

Portugal	1.5%
Galp Energia SGPS S.A.		2,626	29,714

Singapore	2.5%
DBS Group Holdings Ltd.		1,929	47,958

South Korea	1.1%
LG H&H Co. Ltd.		48	22,176

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Spain	3.2%
Bankinter S.A.		4,033	$22,909
Iberdrola S.A.		3,202	39,890

			62,799

Sweden	4.2%
Sandvik AB		1,441	30,586
Svenska Handelsbanken AB - Class A		5,908	51,169

			81,755

Switzerland	2.6%
Roche Holding A.G.		181	51,719

United Kingdom	16.3%
B&M European Value Retail S.A.		12,946	77,129
Beazley PLC		4,613	34,111
Compass Group PLC		2,777	69,790
Informa PLC		4,723	40,483
Rio Tinto PLC		379	25,726
Shell PLC		2,446	69,708

			316,947

United States	2.9%
Philip Morris International, Inc.		577	56,113

TOTAL COMMON STOCKS (Cost $1,675,344)			1,866,907

TOTAL INVESTMENTS (Cost $1,675,344)	95.9%		1,866,907
NET OTHER ASSETS (LIABILITIES)	4.1%		79,398

NET ASSETS	100.0%		$1,946,305

(a)Non-income producing security.

At March 31, 2023 the industry sectors for the JOHCM International Opportunities Fund were:

Sector Allocation	% of Net Assets
Communication Services	8.3%
Consumer Discretionary	14.9
Consumer Staples	11.3
Energy	12.0
Financials	12.4
Health Care	9.9
Industrials	16.0
Information Technology	1.9
Materials	5.4
Utilities	3.8
Total	95.9%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the JOHCM International Opportunities Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Biotechnology & Pharmaceuticals	9.9%
Machinery	8.8
Oil & Gas Producers	7.5
Retail - Consumer Staples	7.2
Banking	6.3
Advertising & Marketing	4.7
Automotive	4.4
Construction Materials	4.1
Metals & Mining	4.1
Beverages	4.0
Aerospace & Defense	3.8
Commercial Support Services	3.6
Electrical Equipment	3.5
Insurance	3.1
Retail - Discretionary	3.0
Institutional Financial Services	2.9
Tobacco & Cannabis	2.9
Publishing & Broadcasting	2.1
Electric Utilities	2.0
Semiconductors	1.9
Oil, Gas Services & Equipment	1.8
Gas & Water Utilities	1.8
Telecommunications	1.4
Household Products	1.1
Total	95.9%

5 Largest Security Positions

Issuer	% of Net Assets
Sanofi	4.1%
CRH PLC	4.1
Heineken Holding N.V.	4.0
B&M European Value Retail S.A.	4.0
Thales S.A.	3.8
Total	20.0%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.4%
Australia	2.3%
Fortescue Metals Group Ltd.		8,848,617	$133,008,623

Brazil	1.8%
B3 S.A. - Brasil Bolsa Balcao		52,832,623	107,886,563

Denmark	4.5%
Novo Nordisk A/S - Class B		974,298	154,739,357
Orsted A/S(a)		1,253,365	106,871,910

			261,611,267

France	9.5%
Air Liquide S.A.		828,779	138,728,270
L’Oreal S.A.		322,581	144,142,972
Sanofi		1,265,706	137,302,177
Schneider Electric S.E.		803,532	134,289,423

			554,462,842

Germany	4.2%
Deutsche Boerse A.G.		648,513	126,272,091
Merck KGaA		635,643	118,506,031

			244,778,122

Indonesia	2.0%
Bank Rakyat Indonesia Persero Tbk PT		361,958,504	114,687,569

Ireland	6.1%
Accenture PLC - Class A		393,754	112,538,831
ICON PLC(b)		524,781	112,087,974
Linde PLC		377,615	134,219,475

			358,846,280

Japan	15.8%
Advantest Corp.		1,765,400	163,663,737
FANUC Corp.		3,601,500	130,058,054
Japan Exchange Group, Inc.		7,582,800	115,970,375
Keyence Corp.		301,709	147,870,226
Ono Pharmaceutical Co. Ltd.		4,606,989	96,001,317
ORIX Corp.		7,612,900	125,521,621
Sony Group Corp.		1,569,100	142,918,935

			922,004,265

Jersey	4.5%
Aptiv PLC(b)		1,137,654	127,633,402
Ferguson PLC		1,001,790	132,448,438

			260,081,840

Netherlands	8.7%
CNH Industrial N.V.		8,003,907	122,469,179
Koninklijke Ahold Delhaize N.V.		3,978,686	135,932,321
QIAGEN N.V.(b)		2,220,294	101,978,103
STMicroelectronics N.V.		2,765,382	147,349,767

			507,729,370

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Sweden	1.6%
EQT AB		4,632,175	$94,623,238

Switzerland	10.8%
Alcon, Inc.		1,884,510	133,776,708
Cie Financiere Richemont S.A. - Class A - REG		891,980	143,034,491
Lonza Group A.G. - REG		227,862	137,172,856
Partners Group Holding A.G.		119,844	112,859,804
Roche Holding A.G.		357,110	102,041,541

			628,885,400

United Kingdom	19.2%
Anglo American PLC		2,864,494	95,277,415
Ashtead Group PLC		1,956,326	120,128,073
AstraZeneca PLC		867,642	120,215,579
B&M European Value Retail S.A.		23,096,860	137,606,001
Compass Group PLC		5,565,362	139,866,241
GSK PLC		6,831,106	120,701,050
Haleon PLC		6,680,046	26,536,069
London Stock Exchange Group PLC		1,324,940	128,691,090
Rio Tinto PLC		1,780,195	120,836,069
Unilever PLC		2,163,244	112,097,220

			1,121,954,807

United States	3.4%
Globant S.A.(b)		572,344	93,870,140
Tenaris S.A.		7,361,111	104,301,039

			198,171,179

TOTAL COMMON STOCKS (Cost $4,969,941,215)			5,508,731,365

PREFERRED STOCKS	4.2%
Brazil	2.0%
Itau Unibanco Holding S.A. - ADR(b)		23,875,638	116,274,357

Germany	2.2%
Sartorius A.G., 0.37%(c)		298,767	125,917,227

TOTAL PREFERRED STOCKS (Cost $248,962,639)			242,191,584

TOTAL INVESTMENTS (Cost $5,218,903,854)	98.6%		5,750,922,949
NET OTHER ASSETS (LIABILITIES)	1.4%		83,014,267

NET ASSETS	100.0%		$5,833,937,216

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)Non-income producing security.

(c)Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

See Notes to Financial Statements.

JOHCM FUNDS TRUST

JOHCM INTERNATIONAL SELECT FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	11.8%
Consumer Staples	7.2
Energy	1.8
Financials	17.9
Health Care	25.0
Industrials	11.0
Information Technology	11.4
Materials	10.7
Utilities	1.8
Total	98.6%

At March 31, 2023 the JOHCM International Select Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Biotechnology & Pharmaceuticals	14.5%
Institutional Financial Services	8.2
Machinery	6.8
Medical Equipment & Devices	6.3
Metals & Mining	6.0
Semiconductors	5.3
Household Products	4.8
Chemicals	4.7
Retail - Consumer Staples	4.6
Industrial Support Services	4.4
Health Care Facilities & Services	4.3
Banking	4.0
Asset Management	3.5
Technology Services	3.5
Technology Hardware	2.5
Apparel & Textile Products	2.5
Commercial Support Services	2.4
Electrical Equipment	2.3
Specialty Finance	2.2
Automotive	2.2
Steel	1.8
Electric Utilities	1.8
Total	98.6%

5 Largest Security Positions

Issuer	% of Net Assets
Advantest Corp.	2.8%
Novo Nordisk A/S - Class B	2.7
Keyence Corp.	2.5
STMicroelectronics N.V.	2.5
L’Oreal S.A.	2.5
Total	13.0%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
CLOSED-END FUNDS	1.3%
Guernsey	1.3%
Syncona Ltd.(a)		97,141	$178,091

TOTAL CLOSED-END FUNDS (Cost $233,759)			178,091

COMMON STOCKS	96.7%
Austria	1.1%
Lenzing A.G.		2,046	154,993

Belgium	1.3%
Umicore S.A.		5,303	179,884

Brazil	4.8%
Afya Ltd. - Class A(a)		39,324	438,856
YDUQS Participacoes S.A.		165,511	230,219

			669,075

Canada	4.6%
ATS Corp.(a)		15,277	639,678

Denmark	9.2%
Novo Nordisk A/S - Class B		4,789	760,596
Orsted A/S(b)		6,195	528,235

			1,288,831

France	6.5%
Hoffmann Green Cement Technologies S.A.S.(a)		2,477	19,299
Sartorius Stedim Biotech		1,971	604,694
Valeo		13,973	286,723

			910,716

Germany	7.8%
Carl Zeiss Meditec A.G. - Bearer		4,131	575,413
Duerr A.G.		14,275	512,934

			1,088,347

Indonesia	4.8%
Bank Rakyat Indonesia Persero Tbk PT		2,103,011	666,345

Italy	2.1%
Stevanato Group S.p.A.		11,134	288,371

Japan	4.9%
Horiba Ltd.		11,491	689,655

Netherlands	8.7%
Alfen N.V.(a)(b)		6,681	532,545
QIAGEN N.V.(a)		15,035	684,791

			1,217,336

Norway	2.0%
TOMRA Systems ASA		16,383	276,585

Spain	2.2%
Befesa S.A.(b)		6,604	300,091

Switzerland	5.0%
Lonza Group A.G. - REG		1,160	698,320

See Notes to Financial Statements.

JOHCM FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
United Kingdom	4.8%
Abcam PLC - ADR(a)		38,962	$524,428
Autolus Therapeutics PLC - ADR(a)		75,233	138,429
Ilika PLC(a)		13,739	6,964

			669,821

United States	26.9%
Agilent Technologies, Inc.		5,432	751,463
ANSYS, Inc.(a)		2,431	809,037
Ecolab, Inc.		2,229	368,966
Evoqua Water Technologies Corp.(a)		12,118	602,507
PTC, Inc.(a)		4,497	576,650
Xylem, Inc.		6,144	643,277

			3,751,900

TOTAL COMMON STOCKS (Cost $14,018,013)			13,489,948

TOTAL INVESTMENTS (Cost $14,251,772)	98.0%		13,668,039
NET OTHER ASSETS (LIABILITIES)	2.0%		281,352

NET ASSETS	100.0%		$13,949,391

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

Abbreviations:

ADR – American Depositary Receipt

REG – Registered

At March 31, 2023 the industry sectors for the Regnan Global Equity Impact Solutions were:

Sector Allocation	% of Net Assets
Consumer Discretionary	6.8%
Financials	6.1
Health Care	36.0
Industrials	25.2
Information Technology	14.9
Materials	5.2
Utilities	3.8
Total	98.0%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

REGNAN GLOBAL EQUITY IMPACT SOLUTIONS

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the Regnan Global Equity Impact Solutions’ investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Medical Equipment & Devices	20.8%
Machinery	19.2
Biotechnology & Pharmaceuticals	10.2
Software	9.9
Chemicals	5.1
Health Care Facilities & Services	5.0
Electrical Equipment	4.9
Banking	4.8
Consumer Services	4.8
Electric Utilities	3.8
Engineering & Construction	3.8
Commercial Support Services	2.2
Automotive	2.1
Closed-End Funds	1.3
Construction Materials	0.1
Technology Hardware	0.0 (a)
Total	98.0%

(a) Amount rounds to less than 0.05%.

5 Largest Security Positions

Issuer	% of Net Assets
ANSYS, Inc.	5.8%
Novo Nordisk A/S - Class B	5.4
Agilent Technologies, Inc.	5.4
Lonza Group A.G. - REG	5.0
Horiba Ltd.	4.9
Total	26.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	99.0%
Brazil	4.9%
Ambev S.A.(a)		35,000	$98,955
Banco BTG Pactual S.A.(a)		20,600	79,865
Cia Brasileira de Distribuicao(a)		20,000	58,124
JBS S.A.		16,000	56,349
Localiza Rent a Car S.A.		4,012	42,270

			335,563

Canada	1.3%
Fairfax India Holdings Corp.(a)(b)		6,700	90,852

China	21.3%
Alibaba Group Holding Ltd.(a)		20,000	253,310
Hainan Meilan International Airport Co. Ltd. - Class H(a)		30,000	72,878
Kingboard Holdings Ltd.		23,000	70,721
Kingsoft Corp. Ltd.		18,000	88,487
Meituan - Class B(a)(b)		750	13,607
NetEase, Inc.		17,000	300,099
Postal Savings Bank of China Co. Ltd. - Class H(b)		130,000	77,097
Tencent Holdings Ltd.		8,000	390,954
Topsports International Holdings Ltd.(b)		80,000	72,924
Zijin Mining Group Co. Ltd. - Class H		68,000	113,448

			1,453,525

Czech Republic	1.8%
Colt CZ Group S.E.		4,500	121,177

Egypt	1.2%
Commercial International Bank Egypt S.A.E. - REG - GDR		62,742	81,124

Greece	3.9%
Motor Oil Hellas Corinth Refineries S.A.		5,000	128,338
OPAP S.A.		8,500	136,331

			264,669

Guatemala	2.6%
Millicom International Cellular S.A.(a)		9,350	176,902

Hong Kong	3.4%
Lenovo Group Ltd.		141,000	152,761
Sinotruk Hong Kong Ltd.		52,000	80,931

			233,692

Hungary	2.3%
Richter Gedeon Nyrt		7,500	156,594

India	6.2%
ICICI Bank Ltd. - ADR		9,500	205,010
Reliance Industries Ltd. - GDR(b)		3,800	214,391

			419,401

Indonesia	0.9%
Sarana Menara Nusantara Tbk PT		1,000,000	61,859

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Kazakhstan	1.4%
Kaspi.KZ JSC - REG - GDR		1,300	$98,370

Malaysia	1.3%
Hibiscus Petroleum Bhd.		400,000	89,977

Mexico	5.0%
Becle S.A.B. de C.V.		48,000	124,262
Fibra Uno Administracion S.A. de C.V.		70,500	98,473
Promotora y Operadora de Infraestructura S.A.B. de C.V. - Class L		18,000	117,579

			340,314

Philippines	0.9%
Wilcon Depot, Inc.		110,000	60,784

Poland	1.6%
LiveChat Software S.A.		3,300	109,644

Puerto Rico	0.8%
Liberty Latin America Ltd. - Class C(a)		7,000	57,820

South Africa	4.0%
Naspers Ltd. - Class N		1,100	203,824
Sibanye Stillwater Ltd.		34,000	70,204

			274,028

South Korea	12.0%
AfreecaTV Co. Ltd.		900	59,152
Fila Holdings Corp.		4,500	126,504
Hugel, Inc.(a)		700	69,215
LG Chem Ltd.		300	164,758
Samsung Electronics Co. Ltd.		5,800	286,816
Shinhan Financial Group Co. Ltd.		4,000	108,661

			815,106

Taiwan	9.4%
Chailease Holding Co. Ltd.		15,950	117,302
E Ink Holdings, Inc.		14,000	85,451
Taiwan Semiconductor Manufacturing Co. Ltd.		25,000	438,116

			640,869

Thailand	2.9%
Bangkok Bank PCL - REG		25,500	113,093
CP ALL PCL - REG		45,000	81,612

			194,705

Turkey	3.3%
KOC Holding A.S.		20,000	79,889
Sok Marketler Ticaret A.S.(a)		65,000	98,332
Turkiye Sise ve Cam Fabrikalari A.S.		20,000	44,173

			222,394

United Kingdom	1.6%
Georgia Capital PLC(a)		11,000	106,527

United States	5.0%
MercadoLibre, Inc.(a)		100	131,806

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Parade Technologies Ltd.		2,400	$83,092
Yum China Holdings, Inc.		2,000	126,780

			341,678

TOTAL COMMON STOCKS (Cost $6,977,011)			6,747,574

RIGHTS	0.0%
Brazil	0.0%
Localiza Rent a Car S.A.(a)		17	44

TOTAL RIGHTS (Cost $—)			44

SHORT-TERM INVESTMENTS	0.6%
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(c)		42,971	42,971

TOTAL SHORT-TERM INVESTMENTS (Cost $42,971)			42,971

TOTAL INVESTMENTS
(Cost $7,019,982)	99.6%		6,790,589
NET OTHER ASSETS (LIABILITIES)	0.4%		29,258

NET ASSETS	100.0%		$6,819,847

(a)Non-income producing security.

(b)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(c)7-day current yield as of March 31, 2023 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

REG – Registered

At March 31, 2023 the industry sectors (excluding short-term investments) for the TSW Emerging Markets Fund were:

Sector Allocation	% of Net Assets
Communication Services	16.6%
Consumer Discretionary	16.6
Consumer Staples	7.5
Energy	6.4
Financials	15.8
Health Care	3.3
Industrials	8.3
Information Technology	17.9
Materials	5.1
Real Estate	1.5
Total	99.0%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the TSW Emerging Markets Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Internet Media & Services	11.4%
Technology Hardware	8.9
Banking	8.6
Oil & Gas Producers	7.6
Semiconductors	6.4
Entertainment Content	5.7
E-Commerce Discretionary	5.6
Leisure Facilities & Services	3.9
Retail - Consumer Staples	3.5
Chemicals	3.4
Biotechnology & Pharmaceuticals	3.3
Beverages	3.2
Asset Management	2.9
Transportation & Logistics	2.8
Metals & Mining	2.7
Retail - Discretionary	2.6
Telecommunications	2.6
Apparel & Textile Products	1.9
Leisure Products	1.8
Specialty Finance	1.7
Real Estate Investment Trusts	1.5
Software	1.4
Transportation Equipment	1.2
Institutional Financial Services	1.2
Engineering & Construction	0.9
Food	0.8
Cable & Satellite	0.8
Construction Materials	0.7
Total	99.0%

5 Largest Security Positions

Issuer	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.7
NetEase, Inc.	4.4
Samsung Electronics Co. Ltd.	4.2
Alibaba Group Holding Ltd.	3.7
Total	24.5%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
CORPORATE BONDS	83.3%
Aerospace & Defense	2.1%
TransDigm, Inc.
8.00%, 12/15/25(a)		$250,000	$254,688

Asset Management	2.1%
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.
6.38%, 12/15/25		250,000	245,549

Automotive	6.0%
Clarios Global L.P./Clarios U.S. Finance Co.
6.25%, 05/15/26(a)		224,000	223,440
Ford Motor Credit Co. LLC
7.35%, 03/06/30		300,000	308,250
Goodyear Tire & Rubber (The) Co.
5.00%, 07/15/29		200,000	178,680

			710,370

Cable & Satellite	1.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/32(a)		100,000	81,782
Sirius XM Radio, Inc.
4.00%, 07/15/28(a)		150,000	128,841

			210,623

Commercial Support Services	4.3%
Brink’s (The) Co.
4.63%, 10/15/27(a)		250,000	235,565
CoreCivic, Inc.
8.25%, 04/15/26		75,000	75,598
GEO Group (The), Inc.
10.50%, 06/30/28		200,000	202,070

			513,233

Construction Materials	3.1%
Eco Material Technologies, Inc.
7.88%, 01/31/27(a)		125,000	118,578
Summit Materials LLC/Summit Materials Finance Corp.
6.50%, 03/15/27(a)		250,000	247,640

			366,218

Consumer Services	2.1%
Upbound Group, Inc.
6.38%, 02/15/29(a)		300,000	251,896

Electrical Equipment	1.3%
WESCO Distribution, Inc.
7.25%, 06/15/28(a)		150,000	154,020

Engineering & Construction	1.5%
Installed Building Products, Inc.
5.75%, 02/01/28(a)		200,000	184,172

Food	1.2%
Post Holdings, Inc.
5.63%, 01/15/28(a)		150,000	147,000

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Forestry, Paper & Wood Products	2.6%
Glatfelter Corp.
4.75%, 11/15/29(a)		$100,000	$66,023
Koppers, Inc.
6.00%, 02/15/25(a)		250,000	249,950

			315,973

Health Care Facilities & Services	1.6%
Akumin, Inc.
7.00%, 11/01/25(a)		250,000	196,875

Home Construction	1.3%
Forestar Group, Inc.
5.00%, 03/01/28(a)		175,000	156,625

Institutional Financial Services	3.0%
Jane Street Group/JSG Finance, Inc.
4.50%, 11/15/29(a)		175,000	156,625
StoneX Group, Inc.
8.63%, 06/15/25(a)		200,000	201,008

			357,633

Internet Media & Services	1.9%
TripAdvisor, Inc.
7.00%, 07/15/25(a)		225,000	225,492

Leisure Facilities & Services	7.3%
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)		80,000	74,000
Marriott Ownership Resorts, Inc.
4.75%, 01/15/28		250,000	223,437
NCL Corp. Ltd.
5.88%, 03/15/26(a)		200,000	170,216
Raptor Acquisition Corp./Raptor Co-Issuer LLC
4.88%, 11/01/26(a)		100,000	93,000
Travel + Leisure Co.
6.60%, 10/01/25		175,000	175,872
VOC Escrow Ltd.
5.00%, 02/15/28(a)		150,000	133,125

			869,650

Leisure Products	2.1%
Vista Outdoor, Inc.
4.50%, 03/15/29(a)		312,000	251,784

Metals & Mining	1.3%
Arconic Corp.
6.00%, 05/15/25(a)		150,000	150,000

Oil & Gas Producers	6.3%
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.63%, 12/15/25(a)		100,000	99,000
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.
7.38%, 02/01/31(a)		250,000	250,000

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Permian Resources Operating LLC
5.88%, 07/01/29(a)		$250,000	$236,723
Sunoco L.P./Sunoco Finance Corp.
5.88%, 03/15/28		175,000	168,000

			753,723

Real Estate Investment Trusts	1.6%
Iron Mountain, Inc.
4.88%, 09/15/27(a)		200,000	189,040

Retail - Consumer Staples	2.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC
4.63%, 01/15/27(a)		250,000	241,771
Arko Corp.
5.13%, 11/15/29(a)		125,000	103,461

			345,232

Retail - Discretionary	7.2%
Bath & Body Works, Inc.
6.69%, 01/15/27		150,000	149,625
BlueLinx Holdings, Inc.
6.00%, 11/15/29(a)		150,000	123,828
Builders FirstSource, Inc.
5.00%, 03/01/30(a)		150,000	138,899
Dillard’s, Inc.
7.75%, 07/15/26		175,000	180,846
Macy’s Retail Holdings LLC
5.88%, 04/01/29(a)		100,000	92,499
Patrick Industries, Inc.
4.75%, 05/01/29(a)		100,000	86,767
Sonic Automotive, Inc.
4.63%, 11/15/29(a)		100,000	83,767

			856,231

Specialty Finance	12.2%
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)		200,000	172,361
Credit Acceptance Corp.
6.63%, 03/15/26		100,000	93,287
Enova International, Inc.
8.50%, 09/15/25(a)		200,000	189,622
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/25(a)		214,000	214,142
Freedom Mortgage Corp.
6.63%, 01/15/27(a)		100,000	76,920
ILFC E-Capital Trust I
6.55%, 12/21/65(a)(b)		150,000	95,073
OneMain Finance Corp.
6.13%, 03/15/24		200,000	194,829
PRA Group, Inc.
5.00%, 10/01/29(a)		200,000	167,317

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Rithm Capital Corp.
6.25%, 10/15/25(a)		$200,000	$178,500
World Acceptance Corp.
7.00%, 11/01/26(a)		100,000	74,500

			1,456,551

Steel	1.5%
Cleveland-Cliffs, Inc.
5.88%, 06/01/27		175,000	173,250

Transportation & Logistics	2.2%
American Airlines, Inc.
7.25%, 02/15/28(a)		100,000	97,250
United Airlines Holdings, Inc.
4.88%, 01/15/25		50,000	48,746
United Airlines, Inc.
4.63%, 04/15/29(a)		126,000	113,967

			259,963

Wholesale - Consumer Staples	2.8%
Performance Food Group, Inc.
5.50%, 10/15/27(a)		150,000	146,643
United Natural Foods, Inc.
6.75%, 10/15/28(a)		200,000	185,882

			332,525

TOTAL CORPORATE BONDS (Cost $10,565,106)			9,928,316

	Percentage of Net Assets	Shares	Value
EXCHANGE TRADED FUNDS	2.6%
SPDR Bloomberg High Yield Bond ETF		3,400	315,588

TOTAL EXCHANGE TRADED FUNDS (Cost $318,797)			315,588

	Percentage of Net Assets	Principal Amount	Value
FOREIGN ISSUER BONDS	12.3%
Aerospace & Defense	1.7%
Rolls-Royce PLC
5.75%, 10/15/27(a)		200,000	199,240

Automotive	1.6%
Adient Global Holdings Ltd.
4.88%, 08/15/26(a)		200,000	192,750

Chemicals	2.0%
Methanex Corp.
5.25%, 12/15/29		250,000	233,698

Metals & Mining	1.6%
First Quantum Minerals Ltd.
6.88%, 10/15/27(a)		200,000	192,806

Telecommunications	1.9%
Sable International Finance Ltd.
5.75%, 09/07/27(a)		250,000	232,885

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Transportation & Logistics	3.5%
Air Canada
3.88%, 08/15/26(a)		$250,000	$227,000
Stena International S.A.
6.13%, 02/01/25(a)		200,000	192,200

			419,200

TOTAL FOREIGN ISSUER BONDS (Cost $1,553,332)			1,470,579

TOTAL INVESTMENTS (Cost $12,437,235)	98.2%		11,714,483
NET OTHER ASSETS (LIABILITIES)	1.8%		210,460

NET ASSETS	100.0%		$11,924,943

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

(b)The coupon rate equals 155 basis points plus the highest of the LIBOR 3 Month, the Constant Maturity Treasury 10 year rate, and the Constant Maturity Treasury 30 year rate, with a maximum of 12.95%.

At March 31, 2023 the TSW High Yield Bond Fund’s investments were concentrated as follows:

Fixed Income Credit Ratings	% of Net Assets
BAA	2.3%
BA	52.5
B	37.2
CAA	3.6
Cash equivalents	2.6
Total	98.2%

5 Largest Security Positions

Issuer	% of Net Assets
SPDR Bloomberg High Yield Bond ETF	2.6%
Ford Motor Credit Co. LLC
7.35%, 3/6/30	2.6
TransDigm, Inc.
8.00%, 12/15/25	2.1
Upbound Group, Inc.
6.38%, 2/15/29	2.1
Vista Outdoor, Inc.
4.50%, 3/15/29	2.1
Total	11.6%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	90.5%
Belgium	3.4%
Anheuser-Busch InBev S.A./N.V. - ADR		18,000	$1,201,140

Germany	1.6%
Bayer A.G. - ADR		35,000	557,550

Ireland	2.6%
Willis Towers Watson PLC		4,000	929,520

Japan	3.2%
Nintendo Co. Ltd. - ADR		119,000	1,153,110

United States	79.7%
Activision Blizzard, Inc.		10,000	855,900
Alphabet, Inc. - Class C(a)		9,740	1,012,960
Applied Materials, Inc.		4,000	491,320
Arch Capital Group Ltd.(a)		9,000	610,830
Bank of America Corp.		22,000	629,200
Berkshire Hathaway, Inc. - Class B(a)		4,800	1,482,096
Charles Schwab (The) Corp.		13,100	686,178
Chesapeake Energy Corp.		8,000	608,320
Cigna (The) Group		2,709	692,231
Cisco Systems, Inc.		14,000	731,850
CVS Health Corp.		8,200	609,342
Dell Technologies, Inc. - Class C		13,000	522,730
Dollar Tree, Inc.(a)		2,000	287,100
Dominion Energy, Inc.		19,000	1,062,290
Exelon Corp.		10,000	418,900
FedEx Corp.		3,000	685,470
FleetCor Technologies, Inc.(a)		3,000	632,550
Kinder Morgan, Inc.		63,600	1,113,636
Kraft Heinz (The) Co.		25,100	970,617
Liberty Broadband Corp. - Class C(a)		12,100	988,570
Liberty Media Corp. - Liberty SiriusXM - Class C(a)		22,225	622,078
Lockheed Martin Corp.		1,800	850,914
Lowe’s Cos., Inc.		2,000	399,940
McKesson Corp.		2,100	747,705
Merck & Co., Inc.		7,000	744,730
Mosaic (The) Co.		7,000	321,160
News Corp. - Class A		22,000	379,940
Occidental Petroleum Corp.		10,000	624,300
Pfizer, Inc.		24,700	1,007,760
Post Holdings, Inc.(a)		12,500	1,123,375
Progressive (The) Corp.		6,600	944,196
Raytheon Technologies Corp.		11,000	1,077,230
Regeneron Pharmaceuticals, Inc.(a)		1,300	1,068,171
TJX Cos. (The), Inc.		4,000	313,440
Verizon Communications, Inc.		31,125	1,210,452

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

	Percentage of Net Assets		Shares	Value
Wells Fargo & Co.			20,000	$747,600
Williams Cos. (The), Inc.			39,325	1,174,244

				28,449,325

TOTAL COMMON STOCKS (Cost $27,451,949)				32,290,645

SHORT-TERM INVESTMENTS	10.0%
Northern Institutional Treasury Portfolio (Premier Class), 4.51%(b)			3,574,243	3,574,243

TOTAL SHORT-TERM INVESTMENTS (Cost $3,574,243)				3,574,243

TOTAL INVESTMENTS (Cost $31,026,192)	100.5%			35,864,888
NET OTHER ASSETS (LIABILITIES)	(0.5%	)		(191,831)

NET ASSETS	100.0%			$35,673,057

(a)Non-income producing security.

(b)7-day current yield as of March 31, 2023 is disclosed.

Abbreviations:

ADR – American Depositary Receipt

At March 31, 2023 the industry sectors (excluding short-term investments) for the TSW Large Cap Value Fund were:

Sector Allocation	% of Net Assets
Communication Services	17.4%
Consumer Discretionary	2.0
Consumer Staples	10.0
Energy	9.9
Financials	18.7
Health Care	15.2
Industrials	7.3
Information Technology	4.9
Materials	0.9
Utilities	4.2
Total	90.5%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

TSW LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2023 (Unaudited)

At March 31, 2023 the TSW Large Cap Value Fund’s investments were concentrated as follows:

Market Exposure

Equity Securities	% of Net Assets
Insurance	11.1%
Oil & Gas Producers	9.8
Biotechnology & Pharmaceuticals	9.5
Technology Hardware	6.8
Food	5.8
Health Care Facilities & Services	5.7
Aerospace & Defense	5.4
Electric Utilities	4.2
Banking	3.9
Telecommunications	3.4
Beverages	3.4
Internet Media & Services	2.8
Publishing & Broadcasting	2.8
Cable & Satellite	2.8
Entertainment Content	2.4
Retail - Discretionary	2.0
Asset Management	1.9
Transportation & Logistics	1.9
Technology Services	1.8
Semiconductors	1.4
Chemicals	0.9
Retail - Consumer Staples	0.8
Total	90.5%

5 Largest Equity Positions

Issuer	% of Net Assets
Berkshire Hathaway, Inc. - Class B	4.2%
Verizon Communications, Inc.	3.4
Anheuser-Busch InBev S.A./N.V. - ADR	3.4
Williams Cos. (The), Inc.	3.3
Nintendo Co. Ltd. - ADR	3.2
Total	17.4%

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

	JOHCM Credit Income Fund		JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Income Builder Fund

Assets:
Investments, at cost	$4,071,741		$38,648,410	$805,149,534	$16,157,751
Investments, at value	4,071,741		41,852,756	836,472,329	16,157,751
Cash	—		1,905,426	12,970,201	—
Foreign currency (Cost: $0, $114,690, $393,138 and $6,148, respectively)	—		114,679	393,432	6,148
Receivable for interest	1		—	—	—
Receivable for dividends	3,394		102,142	3,605,891	48,194
Reclaims receivable	—		10,085	58,153	274,340
Receivable for investments sold	—		211,211	424,189	—
Receivable for capital shares sold	—		3,457	410,350	—
Receivable from investment adviser	3,280		13,435	—	5,694
Prepaid expenses	12,735		15,285	41,892	20,336

Total Assets	4,091,151		44,228,476	854,376,437	16,512,463

Liabilities:
Securities purchased payable	—		678,934	4,359,175	—
Capital shares redeemed payable	—		2,105	268,542	63,763
Distributions payable to shareholders	14,152		—	—	64,808
Investment advisory fees payable	1,898		46,248	629,694	19,577
Accounting and Administration fees payable	6,493		50,739	275,164	29,187
Shareholder Services fees - Institutional Shares payable .	—		—	89,547	—
Distribution (Rule 12b-1) fees payable	1		828	13,599	137
Treasurer Service fees payable	35		272	5,321	295
JOHCM Compliance fees payable	100		537	11,441	922
Trustee fees payable	2		—	—	84
Deferred foreign capital gains tax payable	—		94,858	577,777	—
Accrued expenses and other payables	1,295		69,312	99,682	12,805

Total Liabilities	23,976		943,833	6,329,942	191,578

Net Assets	$4,067,175		$43,284,643	$848,046,495	$16,320,885

Net Assets:
Paid in capital	$4,726,384		$43,823,278	$865,083,431	$15,516,974
Distributable earnings (loss)	(659,209)		(538,635)	(17,036,936)	803,911

Net Assets	$4,067,175		$43,284,643	$848,046,495	$16,320,885

Net Assets:
Advisor	$9,235		$10,037,166	$86,802,989	$1,141,899
Investor	—		—	30,870,312	58,034
Institutional	4,057,940		33,247,477	730,373,194	15,120,952
Share of Common Stock Outstanding:
Advisor	1,032		853,945	8,064,866	117,387
Investor	—		—	2,869,037	5,967
Institutional	452,520		2,827,404	67,686,396	1,553,466
Net Asset Value per Share:
Advisor	$8.95	(a)	$11.75	$10.76	$9.73
Investor	—		—	10.76	9.73
Institutional	8.97		11.76	10.79	9.73

(a)	Based on unrounded net assets and shares of $9,235.11 and 1,031.594, respectively.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions

Assets:
Investments, at cost	$182,950,387	$1,675,344	$5,218,903,854	$14,251,772
Investments, at value	214,263,440	1,866,907	5,750,922,949	13,668,039
Cash	2,916,803	62,626	44,152,223	86,139
Foreign currency (Cost: $204, $507, $630,257 and $181,respectively)	205	506	629,902	181
Receivable for dividends	338,140	7,049	23,553,160	29,939
Reclaims receivable	264,948	11,265	20,217,245	10,172
Receivable for investments sold	—	—	—	186,510
Receivable for capital shares sold	9,975	—	10,199,897	—
Receivable from investment adviser	3,381	3,196	26,384	2,667
Prepaid expenses	19,331	9,745	192,606	6,440

Total Assets	217,816,223	1,961,294	5,849,894,366	13,990,087

Liabilities:
Capital shares redeemed payable	7,969,524	—	8,643,954	5,010
Investment advisory fees payable	162,002	1,206	4,341,683	8,900
Accounting and Administration fees payable	94,350	5,470	2,176,295	20,604
Distribution (Rule 12b-1) fees payable	2,041	—	80,773	—
Treasurer Service fees payable	1,422	12	37,912	91
JOHCM Compliance fees payable	2,602	21	68,146	207
Trustee fees payable	107	—	2,325	—
Accrued expenses and other payables	28,723	8,280	606,062	5,884

Total Liabilities	8,260,771	14,989	15,957,150	40,696

Net Assets	$209,555,452	$1,946,305	$5,833,937,216	$13,949,391

Net Assets:
Paid in capital	$182,678,946	$1,807,318	$6,206,351,223	$15,976,868
Distributable earnings (loss)	26,876,506	138,987	(372,414,007)	(2,027,477)

Net Assets	$209,555,452	$1,946,305	$5,833,937,216	$13,949,391

Net Assets:
Advisor	$24,157,979	$—	$—	$—
Investor	—	—	392,426,472	—
Institutional	185,397,473	1,946,305	5,441,510,744	13,949,391
Share of Common Stock Outstanding:
Advisor	1,891,831	—	—	—
Investor	—	—	18,057,140	—
Institutional	14,472,491	181,413	250,975,817	1,883,241
Net Asset Value per Share:
Advisor	$12.77	$—	$—	$—
Investor	—	—	21.73	—
Institutional	12.81	10.73	21.68	7.41

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF ASSETS & LIABILITIES

March 31, 2023 (Unaudited)

	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund

Assets:
Investments, at cost	$7,019,982	$12,437,235	$31,026,192
Investments, at value	6,790,589	11,714,483	35,864,888
Cash	—	30,021	—
Foreign currency (Cost: $1,718, $0 and $0, respectively)	1,718	—	—
Receivable for interest	—	192,182	—
Receivable for dividends	16,346	835	54,055
Reclaims receivable	1,825	—	3,542
Receivable from investment adviser	5,691	4,917	—
Prepaid expenses	25,616	25,624	3,960

Total Assets	6,841,785	11,968,062	35,926,445

Liabilities:
Securities purchased payable	—	—	9,627
Capital shares redeemed payable	—	—	182,786
Distributions payable to shareholders	—	28,045	—
Investment advisory fees payable	4,490	4,926	21,143
Accounting and Administration fees payable	9,602	6,840	10,783
Treasurer Service fees payable	44	75	229
JOHCM Compliance fees payable	126	178	655
Trustee fees payable	1	—	—
Accrued expenses and other payables	7,675	3,055	28,165

Total Liabilities	21,938	43,119	253,388

Net Assets	$6,819,847	$11,924,943	$35,673,057

Net Assets:
Paid in capital	$7,894,259	$13,340,682	$29,357,629
Distributable earnings (loss)	(1,074,412)	(1,415,739)	6,315,428

Net Assets	$6,819,847	$11,924,943	$35,673,057

Net Assets:
Institutional	$6,819,847	$11,924,943	$35,673,057
Share of Common Stock Outstanding:
Institutional	751,479	1,363,786	2,855,322
Net Asset Value per Share:
Institutional	$9.08	$8.74	$12.49

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

	JOHCM Credit Income Fund	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Income Builder Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $0, $34,609, $1,403,284, and $39,789, respectively)	$12,591	$226,728	$9,729,177	$485,935
Interest income	117,474	—	—	357,182
Non-cash dividend income	—	—	3,185,539	—

Total investment income	130,065	226,728	12,914,716	843,117

Operating expenses:
Investment advisory	15,281	257,695	3,440,437	163,302
Distribution (Rule 12b-1) fees - Advisor Shares	5	4,764	38,621	868
Distribution (Rule 12b-1) fees - Investor Shares	—	—	31,050	70
Accounting and Administration	6,920	61,653	214,219	19,600
Treasurer Service fees	115	788	15,167	993
Shareholder Services - Institutional Shares	—	—	88,829	—
JOHCM Compliance	102	737	13,737	1,140
Trustees	246	1,626	31,308	2,270
Legal	347	2,691	46,023	6,094
Registration	14,494	13,208	29,264	18,752
Interest expense	—	33	—	1,825
Other	4,285	21,040	83,379	10,994

Total expenses before reductions	41,795	364,235	4,032,034	225,908
Expenses reduced by investment advisor	(25,022)	(64,079)	—	(45,412)

Net expenses	16,773	300,156	4,032,034	180,496

Net investment income (loss)	113,292	(73,428)	8,882,682	662,621

Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized gains (losses) from investment transactions	(401,738)	(983,533)	(12,168,683)	1,422,126
Net realized gains (losses) from foreign currency transactions	—	(16,890)	192,391	(7,036)
Change in unrealized appreciation (depreciation) on investments	584,876	6,287,244	99,794,304	3,375,963
Change in unrealized appreciation (depreciation) on foreign currency	—	5,062	86,728	23,678

Net realized and unrealized gains from investment activities	183,138	5,291,883	87,904,740	4,814,731

Change in Net Assets Resulting from Operations	$296,430	$5,218,455	$96,787,422	$5,477,352

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions

Investment Income:
Dividend income (Net of foreign withholding tax of $119,341, $4,192, $5,462,714, and $13,458, respectively)	$1,633,457	$23,754	$58,097,579	$78,714
Operating expenses:
Investment advisory	1,100,931	6,741	26,857,752	44,485
Distribution (Rule 12b-1) fees - Advisor Shares	13,125	—	—	—
Distribution (Rule 12b-1) fees - Investor Shares	—	—	482,364	—
Accounting and Administration	55,002	9,250	1,224,890	5,706
Treasurer Service fees	4,906	36	119,633	232
Shareholder Services - Institutional Shares	856	—	12,806	—
JOHCM Compliance	6,008	41	146,495	181
Trustees	10,803	74	258,781	465
Legal	15,020	392	368,354	709
Registration	16,366	8,197	29,857	15,238
Interest expense	4,521	—	76,503	—
Other	26,732	4,396	608,426	6,130

Total expenses before reductions	1,254,270	29,127	30,185,861	73,146
Expenses reduced by investment advisor	(24,365)	(21,217)	(91,924)	(20,357)

Net expenses	1,229,905	7,910	30,093,937	52,789

Net investment income	403,552	15,844	28,003,642	25,925

Realized and Unrealized Gains (Losses) from
Investment Activities:
Net realized losses from investment transactions	(2,897,092)	(38,485)	(215,168,787)	(220,297)
Net realized gains (losses) from foreign currency transactions	3,964	(1,176)	(346,790)	1,744
Change in unrealized appreciation (depreciation) on investments	31,777,855	498,959	1,520,769,105	1,622,679
Change in unrealized appreciation (depreciation) on foreign currency	35,335	1,245	2,457,810	3,875

Net realized and unrealized gains from investment activities	28,920,062	460,543	1,307,711,338	1,408,001

Change in Net Assets Resulting from Operations	$29,323,614	$476,387	$1,335,714,980	$1,433,926

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2023 (Unaudited)

	TSW Emerging Markets Fund	TSW High Yield Bond Fund	TSW Large Cap Value Fund

Investment Income:
Dividend income (Net of foreign withholding tax of $9,598, $0, and $2,830, respectively)	$57,661	$10,062	$417,798
Interest income	—	367,517	—
Non-cash dividend income	18,120	—	—

Total investment income	75,781	377,579	417,798

Operating expenses:
Investment advisory	28,572	29,480	103,029
Accounting and Administration	12,184	8,205	11,258
Investment advisory waiver recoupments	—	—	5,733
Treasurer Service fees	142	234	702
JOHCM Compliance	125	202	605
Trustees	307	496	1,495
Legal	17,304	11,532	—
Registration	93	11,409	5,883
Other	3,603	2,749	970

Total expenses before reductions	62,330	64,307	129,675
Expenses reduced by investment advisor	(26,972)	(25,983)	—

Net expenses	35,358	38,324	129,675

Net investment income	40,423	339,255	288,123

Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	(501,430)	(648,435)	2,317,114
Net realized losses from foreign currency transactions	(2,117)	—	—
Change in unrealized appreciation (depreciation) on investments	2,267,688	1,354,486	856,249
Change in unrealized appreciation (depreciation) on foreign currency	(1)	—	—

Net realized and unrealized gains from investment activities	1,764,140	706,051	3,173,363

Change in Net Assets Resulting from Operations	$1,804,563	$1,045,306	$3,461,486

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	JOHCM Credit Income Fund		JOHCM Emerging Markets Discovery Fund(a)		JOHCM Emerging Markets Opportunities Fund
	2023	2022	2023	2022	2023	2022

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$113,292	$204,996	$(73,428)	$288,520	$8,882,682	$20,768,537
Net realized gains (losses) from investments and foreign currency transactions	(401,738)	(257,804)	(1,000,423)	(1,937,827)	(11,976,292)	(24,665,391)
Change in unrealized appreciation (depreciation) on investments and foreign currency	584,876	(630,452)	6,292,306	(9,547,843)	99,881,032	(171,775,985)

Change in net assets resulting from operations	296,430	(683,260)	5,218,455	(11,197,150)	96,787,422	(175,672,839)

Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(175)	(381)	(93,653)	(4,038,103)	(1,480,099)	(3,261,214)
Investor Shares	—	—	—	—	(549,286)	(328,686)
Institutional Shares	(113,117)	(233,548)	(347,071)	(8,452,708)	(13,430,843)	(30,794,394)

Total dividends paid to shareholders	(113,292)	(233,929)	(440,724)	(12,490,811)	(15,460,228)	(34,384,294)

Net Capital Transactions:
Advisor Shares	—	230	(88,325)	940,803	13,248,627	7,797,295
Investor Shares	—	—	—	—	19,072,821	2,287,247
Institutional Shares	(2,086,389)	1,653,869	5,267,231	8,587,662	83,481,880	21,038,694

Change in net assets from capital transactions	(2,086,389)	1,654,099	5,178,906	9,528,465	115,803,328	31,123,236

Change in net assets	(1,903,251)	736,910	9,956,637	(14,159,496)	197,130,522	(178,933,897)
Net assets:
Beginning of period	5,970,426	5,233,516	33,328,006	47,487,502	650,915,973	829,849,870

End of period	$4,067,175	$5,970,426	$43,284,643	$33,328,006	$848,046,495	$650,915,973

(a) Formerly known as JOHCM Emerging Markets Small Mid Cap Equity Fund.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	JOHCM Global Income Builder Fund		JOHCM Global Select Fund		JOHCM International Opportunities Fund
	2023	2022	2023	2022	2023	2022

Increase (decrease) in net assets:
Operations:
Net investment income	$662,621	$2,258,009	$403,552	$1,426,582	$15,844	$40,187
Net realized gains (losses) from investments and foreign currency transactions	1,415,090	1,039,079	(2,893,128)	24,082,723	(39,661)	34,305
Change in unrealized appreciation (depreciation) on investments and foreign currency	3,399,641	(16,002,460)	31,813,190	(171,983,382)	500,204	(470,923)

Change in net assets resulting from operations	5,477,352	(12,705,372)	29,323,614	(146,474,077)	476,387	(396,431)

Dividends paid to shareholders:
From distributable earnings:
Advisor Shares	(21,103)	(421,591)	(2,351,411)	(7,478,429)	—	—
Investor Shares	(694)	(3,183)	—	—	—	—
Institutional Shares	(640,649)	(4,262,076)	(18,982,643)	(87,938,605)	(38,383)	(370,628)

Total dividends paid to shareholders	(662,446)	(4,686,850)	(21,334,054)	(95,417,034)	(38,383)	(370,628)

Net Capital Transactions:
Advisor Shares	(5,593,852)	(59,099)	(2,448,396)	(4,391,486)	—	—
Investor Shares	612	4,556	—	—	—	—
Institutional Shares	(49,504,764)	(14,120,017)	(78,006,210)	(44,688,032)	—	(1,189,513)

Change in net assets from capital transactions	(55,098,004)	(14,174,560)	(80,454,606)	(49,079,518)	—	(1,189,513)

Change in net assets	(50,283,098)	(31,566,782)	(72,465,046)	(290,970,629)	438,004	(1,956,572)
Net assets:
Beginning of period	66,603,983	98,170,765	282,020,498	572,991,127	1,508,301	3,464,873

End of period	$16,320,885	$66,603,983	$209,555,452	$282,020,498	$1,946,305	$1,508,301

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	JOHCM International Select Fund		Regnan Global Equity Impact Solutions
	2023	2022	2023	2022

Increase (decrease) in net assets:
Operations:
Net investment income	$28,003,642	$113,421,787	$25,925	$22,685
Net realized gains (losses) from investments and foreign currency transactions	(215,515,577)	(673,204,980)	(218,553)	(1,261,789)
Change in unrealized appreciation (depreciation) on investments and foreign currency	1,523,226,915	(3,925,940,627)	1,626,554	(2,055,812)

Change in net assets resulting from operations	1,335,714,980	(4,485,723,820)	1,433,926	(3,294,916)

Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(4,744,223)	(73,348,632)	—	—
Institutional Shares	(92,712,488)	(1,189,249,109)	(12,268)	—

Total dividends paid to shareholders	(97,456,711)	(1,262,597,741)	(12,268)	—

Net Capital Transactions:
Investor Shares	(63,211,796)	(75,588,299)	—	—
Institutional Shares	(1,683,715,197)	(907,760,129)	5,171,080	8,783,874

Change in net assets from capital transactions	(1,746,926,993)	(983,348,428)	5,171,080	8,783,874

Change in net assets	(508,668,724)	(6,731,669,989)	6,592,738	5,488,958
Net assets:
Beginning of period	6,342,605,940	13,074,275,929	7,356,653	1,867,695

End of period	$5,833,937,216	$6,342,605,940	$13,949,391	$7,356,653

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	TSW Emerging Markets Fund		TSW High Yield Bond Fund
	2023	2022(a)	2023	2022(b)

Increase (decrease) in net assets:
Operations:
Net investment income	$40,423	$130,164	$339,255	$542,884
Net realized gains (losses) from investments and foreign currency transactions	(503,547)	(380,152)	(648,435)	(46,754)
Change in unrealized appreciation (depreciation) on investments and foreign currency	2,267,687	(2,497,243)	1,354,486	(2,077,238)

Change in net assets resulting from operations	1,804,563	(2,747,231)	1,045,306	(1,581,108)

Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(137,485)	—	(339,255)	(548,885)

Total dividends paid to shareholders	(137,485)	—	(339,255)	(548,885)

Capital Transactions:
Institutional Shares	(2,100,000)	10,000,000	35,305	13,313,580

Change in net assets from capital transactions	(2,100,000)	10,000,000	35,305	13,313,580

Change in net assets	(432,922)	7,252,769	741,356	11,183,587
Net assets:
Beginning of period	7,252,769	—	11,183,587	—

End of period	$6,819,847	$7,252,769	$11,924,943	$11,183,587

(a)	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
(b)	For the period from October 26, 2021, commencement of operations, to September 30, 2022.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

For the six months ended March 31, 2023 (Unaudited) and the year ended September 30, 2022

	TSW Large Cap Value Fund
	2023	2022(a)	2021(b)

Increase (decrease) in net assets:
Operations:
Net investment income	$288,123	$394,434	$89,552
Net realized gains (losses) from investments and foreign currency transactions	2,317,114	2,931,779	4,746,582
Change in unrealized appreciation (depreciation) on investments and foreign currency	856,249	(5,986,727)	7,908,854

Change in net assets resulting from operations	3,461,486	(2,660,514)	12,744,988

Dividends paid to shareholders:
From distributable earnings:
Institutional Shares	(3,866,318)	(5,044,727)	(1,689,380)

Total dividends paid to shareholders	(3,866,318)	(5,044,727)	(1,689,380)

Capital Transactions:
Institutional Shares	863,316	3,474,901	(2,204,155)

Change in net assets from capital transactions	863,316	3,474,901	(2,204,155)

Change in net assets	458,484	(4,230,340)	8,851,453
Net assets:
Beginning of period	35,214,573	39,444,913	30,593,460

End of period	$35,673,057	$35,214,573	$39,444,913

(a)	For the period from November 1, 2021 to September 30, 2022.
(b)	For the TSW Predecessor Fund’s year ended October 31, 2021 (audited).

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Credit Income Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Period Ended September 30, 2021(a)

Net asset value, beginning of period	$8.69		$10.13	$10.16

Income (loss) from investment operations:
Net investment income(b)	0.17		0.32	0.24
Net realized and unrealized gains (losses) from investments and foreign currency	0.26		(1.39)	(0.08)

Total from investment operations	0.43		(1.07)	0.16

Less distributions paid:
From net investment income	(0.17)		(0.31)	(0.19)
From net realized gains	—		(0.06)	—

Total distributions paid	(0.17)		(0.37)	(0.19)

Change in net asset value	0.26		(1.44)	(0.03)

Net asset value, end of period	$8.95		$8.69	$10.13

Total return	4.98	%(c)	(10.77%)	1.61	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$9		$9	$10
Ratio of net expenses to average net assets	0.68	%(d)	0.68%	0.69	%(d)
Ratio of net investment income to average net assets	3.83	%(d)	3.34%	3.03	%(d)
Ratio of gross expenses to average net assets	1.55	%(d)	2.45%	4.39	%(d)
Portfolio turnover rate(e)	27.41	%(c)	48.18%	84.76	%(c)

(a)	For the period from December 18, 2020, commencement of operations, to September 30, 2021.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Credit Income Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Period Ended September 30, 2020(a)

Net asset value, beginning of period	$8.70		$10.15	$9.95	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.17		0.33	0.32	0.03
Net realized and unrealized gains (losses) from investments and foreign currency	0.27		(1.40)	0.21	(0.04)

Total from investment operations	0.44		(1.07)	0.53	(0.01)

Less distributions paid:
From net investment income	(0.17)		(0.32)	(0.32)	(0.04)
From net realized gains	—		(0.06)	(0.01)	—

Total distributions paid	(0.17)		(0.38)	(0.33)	(0.04)

Change in net asset value	0.27		(1.45)	0.20	(0.05)

Net asset value, end of period	$8.97		$8.70	$10.15	$9.95

Total return	5.14	%(c)	(10.76%)	5.27%	(0.14	%)(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$4,058		$5,961	$5,224	$4,989
Ratio of net expenses to average net assets	0.58	%(d)	0.58%	0.59%	0.65	%(d)
Ratio of net investment income to average net assets	3.92	%(d)	3.46%	3.11%	2.85	%(d)
Ratio of gross expenses to average net assets	1.45	%(d)	2.35%	4.39%	5.47	%(d)
Portfolio turnover rate(e)	27.41	%(c)	48.18%	84.76%	5.72	%(c)

(a)	For the period from August 17, 2020, commencement of operations, to September 30, 2020.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Discovery Fund(a)	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$10.38		$18.35	$13.40	$11.62	$11.85	$14.00

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.03)		0.07	0.01	0.15	0.02	0.09
Net realized and unrealized gains (losses) from investments and foreign currency	1.52		(3.22)	5.00	1.70	(0.20)	(0.56)

Total from investment operations	1.49		(3.15)	5.01	1.85	(0.18)	(0.47)

Less distributions paid:
From net investment income	(0.11)		(0.05)	(0.06)	(0.07)	(0.05)	(0.13)
From net realized gains	—		(4.77)	—	—	—	(1.55)

Total distributions paid	(0.11)		(4.82)	(0.06)	(0.07)	(0.05)	(1.68)

Reimburement by affiliate	(0.01)		—	—	—	—	—

Change in net asset value	1.37		(7.97)	4.95	1.78	(0.23)	(2.15)

Net asset value, end of period	$11.75		$10.38	$18.35	$13.40	$11.62	$11.85

Total return	14.41	%(c)	(23.44%)	37.50%	15.95%	(1.51%)	(4.50%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$10,039		$8,946	$15,209	$14,365	$415	$751
Ratio of net expenses to average net assets	1.59	%(d)	1.59%	1.63%	1.64%	1.64%	1.64%
Ratio of net investment income (loss) to average net assets	(0.47	%)(d)	0.53%	0.06%	1.21%	0.15%	0.69%
Ratio of gross expenses to average net assets	1.91	%(d)	1.86%	1.94%	2.29%	2.66%	2.65%
Portfolio turnover rate(e)	82.87	%(c)	123.95%	163.54%	136.73%	133.43%	127.34%

(a)	Formerly known as JOHCM Emerging Markets Small Mid Cap Equity Fund.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Discovery Fund(a)	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$10.39		$18.38	$13.42	$11.64	$11.87	$14.02

Income (loss) from investment operations:
Net investment income (loss)(b)	(0.02)		0.09	0.03	0.04	0.04	0.09
Net realized and unrealized gains (losses) from investments and foreign currency	1.51		(3.24)	5.00	1.83	(0.21)	(0.55)

Total from investment operations	1.49		(3.15)	5.03	1.87	(0.17)	(0.46)

Less distributions paid:
From net investment income	(0.12)		(0.07)	(0.07)	(0.09)	(0.06)	(0.14)
From net realized gains	—		(4.77)	—	—	—	(1.55)

Total distributions paid	(0.12)		(4.84)	(0.07)	(0.09)	(0.06)	(1.69)

Change in net asset value	1.37		(7.99)	4.96	1.78	(0.23)	(2.15)

Net asset value, end of period	$11.76		$10.39	$18.38	$13.42	$11.64	$11.87

Total return	14.41	%(c)	(23.44%)	37.60%	16.09%	(1.42%)	(4.43%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$33,247		$24,382	$32,279	$29,282	$23,870	$24,093
Ratio of net expenses to average net assets	1.49	%(d)	1.49%	1.53%	1.54%	1.54%	1.54%
Ratio of net investment income (loss) to average net assets	(0.34	%)(d)	0.71%	0.18%	0.33%	0.36%	0.69%
Ratio of gross expenses to average net assets	1.81	%(d)	1.76%	1.84%	2.19%	2.56%	2.48%
Portfolio turnover rate(e)	82.87	%(c)	123.95%	163.54%	136.73%	133.43%	127.34%

(a)	Formerly known as JOHCM Emerging Markets Small Mid Cap Equity Fund.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$9.61		$12.69	$10.81	$10.75	$11.38	$11.96

Income (loss) from investment operations:
Net investment income(a)	0.12		0.29	0.20	0.08	0.40	0.14
Net realized and unrealized gains (losses) from investments and foreign currency	1.24		(2.87)	1.81	0.40	(0.59)	(0.27)

Total from investment operations	1.36		(2.58)	2.01	0.48	(0.19)	(0.13)

Less distributions paid:
From net investment income	(0.21)		(0.50)	(0.13)	(0.42)	(0.10)	(0.07)
From net realized gains	—		—	—	—	(0.34)	(0.38)

Total distributions paid	(0.21)		(0.50)	(0.13)	(0.42)	(0.44)	(0.45)

Change in net asset value	1.15		(3.08)	1.88	0.06	(0.63)	(0.58)

Net asset value, end of period	$10.76		$9.61	$12.69	$10.81	$10.75	$11.38

Total return	14.18	%(b)	(21.18%)	18.64%	4.37%	(1.31%)	(1.30%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$86,803		$65,363	$81,462	$75,971	$83,555	$99,577
Ratio of net expenses to average net assets	1.11	%(c)	1.10%	1.12%	1.20%	1.32%	1.34%
Ratio of net investment income to average net assets	2.23	%(c)	2.55%	1.51%	0.81%	3.71%	1.15%
Ratio of gross expenses to average net assets	1.11	%(c)	1.11%	1.13%	1.20%	1.32%	1.34%
Ratio of expense recoupment to average net assets	—		—	—	—	— (d)	0.02%
Portfolio turnover rate(e)	13.35	%(b)	41.23%	38.60%	53.30%	35.35%	31.87%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$9.61		$12.67	$10.80	$10.74	$11.36	$11.95

Income (loss) from investment operations:
Net investment income(a)	0.12		0.28	0.19	0.08	0.41	0.12
Net realized and unrealized gains (losses) from investments and foreign currency	1.24		(2.88)	1.80	0.38	(0.60)	(0.27)

Total from investment operations	1.36		(2.60)	1.99	0.46	(0.19)	(0.15)

Less distributions paid:
From net investment income	(0.21)		(0.46)	(0.12)	(0.40)	(0.09)	(0.06)
From net realized gains	—		—	—	—	(0.34)	(0.38)

Total distributions paid	(0.21)		(0.46)	(0.12)	(0.40)	(0.43)	(0.44)

Change in net asset value	1.15		(3.06)	1.87	0.06	(0.62)	(0.59)

Net asset value, end of period	$10.76		$9.61	$12.67	$10.80	$10.74	$11.36

Total return	14.19	%(b)	(21.33%)	18.42%	4.26%	(1.37%)	(1.47%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$30,870		$10,044	$9,854	$14,268	$13,348	$8,020
Ratio of net expenses to average net assets	1.27	%(c)	1.25%	1.27%	1.35%	1.47%	1.49%
Ratio of net investment income to average net assets	2.35	%(c)	2.43%	1.47%	0.76%	3.86%	1.01%
Ratio of gross expenses to average net assets	1.27	%(c)	1.26%	1.28%	1.35%	1.47%	1.49%
Ratio of expense recoupment to average net assets	—		—	—	—	— (d)	0.02%
Portfolio turnover rate(e)	13.35	%(b)	41.23%	38.60%	53.30%	35.35%	31.87%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Emerging Markets Opportunities Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$9.64		$12.73	$10.85	$10.78	$11.41	$11.99

Income (loss) from investment operations:
Net investment income(a)	0.12		0.31	0.21	0.11	0.48	0.15
Net realized and unrealized gains (losses) from investments and foreign currency	1.24		(2.88)	1.81	0.39	(0.66)	(0.27)

Total from investment operations	1.36		(2.57)	2.02	0.50	(0.18)	(0.12)

Less distributions paid:
From net investment income	(0.21)		(0.52)	(0.14)	(0.43)	(0.11)	(0.08)
From net realized gains	—		—	—	—	(0.34)	(0.38)

Total distributions paid	(0.21)		(0.52)	(0.14)	(0.43)	(0.45)	(0.46)

Change in net asset value	1.15		(3.09)	1.88	0.07	(0.63)	(0.58)

Net asset value, end of period	$10.79		$9.64	$12.73	$10.85	$10.78	$11.41

Total return	14.23	%(b)	(21.11%)	18.70%	4.56%	(1.21%)	(1.23%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$730,373		$575,508	$738,534	$543,987	$486,372	$388,129
Ratio of net expenses to average net assets	1.04	%(c)	1.02%	1.02%	1.10%	1.22%	1.24%
Ratio of net investment income to average net assets	2.33	%(c)	2.70%	1.61%	1.04%	4.46%	1.26%
Ratio of gross expenses to average net assets	1.04	%(c)	1.03%	1.03%	1.10%	1.22%	1.24%
Ratio of expense recoupment to average net assets	—		—	—	—	— (d)	0.02%
Portfolio turnover rate(e)	13.35	%(b)	41.23%	38.60%	53.30%	35.35%	31.87%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount rounds to less 0.005%.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)

Net asset value, beginning of period	$8.93		$11.10	$9.89	$10.09	$9.71	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.12		0.32	0.31	0.21	0.31	0.29
Net realized and unrealized gains (losses) from investments and foreign currency	0.80		(1.92)	1.26	(0.11)	0.41	(0.30)

Total from investment operations	0.92		(1.60)	1.57	0.10	0.72	(0.01)

Less distributions paid:
From net investment income	(0.12)		(0.35)	(0.36)	(0.25)	(0.34)	(0.28)
From net realized gains	—		(0.22)	—	(0.05)	—	—

Total distributions paid	(0.12)		(0.57)	(0.36)	(0.30)	(0.34)	(0.28)

Change in net asset value	0.80		(2.17)	1.21	(0.20)	0.38	(0.29)

Net asset value, end of period	$9.73		$8.93	$11.10	$9.89	$10.09	$9.71

Total return	10.35	%(c)	(15.19%)	16.01%	0.99%	7.66%	(0.06	%)(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,142		$6,549	$8,213	$7,285	$6,933	$5,516
Ratio of net expenses to average net assets	0.82	%(d)	0.82%	0.83%	0.93%	0.98%	0.98	%(d)
Ratio of net investment income to average net assets	2.42	%(d)	2.52%	2.86%	2.14%	3.14%	3.50	%(d)
Ratio of gross expenses to average net assets	0.98	%(d)	0.98%	1.01%	1.08%	1.18%	1.56	%(d)
Portfolio turnover rate(e)	48.40	%(c)	122.58%	92.03%	141.42%	54.70%	41.93%

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Period Ended September 30, 2019(a)

Net asset value, beginning of period	$8.92		$11.10	$9.89	$10.09	$10.08

Income (loss) from investment operations:
Net investment income(b)	0.12		0.30	0.30	0.20	0.06
Net realized and unrealized gains (losses) from investments and foreign currency	0.81		(1.92)	1.26	(0.12)	0.01

Total from investment operations	0.93		(1.62)	1.56	0.08	0.07

Less distributions paid:
From net investment income	(0.12)		(0.34)	(0.35)	(0.23)	(0.06)
From net realized gains	—		(0.22)	—	(0.05)	—

Total distributions paid	(0.12)		(0.56)	(0.35)	(0.28)	(0.06)

Change in net asset value	0.81		(2.18)	1.21	(0.20)	0.01

Net asset value, end of period	$9.73		$8.92	$11.10	$9.89	$10.09

Total return	10.42	%(c)	(15.38%)	15.88%	0.86%	0.75	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$58		$53	$61	$81	$77
Ratio of net expenses to average net assets	0.97	%(d)	0.97%	0.98%	1.08%	1.13	%(d)
Ratio of net investment income to average net assets	2.46	%(d)	2.35%	2.73%	2.01%	2.70	%(d)
Ratio of gross expenses to average net assets	1.15	%(d)	1.13%	1.16%	1.23%	1.63	%(d)
Portfolio turnover rate(e)	48.40	%(c)	122.58%	92.03%	141.42%	54.70%

(a)	For the period from June 28, 2019, commencement of operations, to September 30, 2019.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Global Income Builder Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Period Ended September 30, 2018(a)

Net asset value, beginning of period	$8.93		$11.10	$9.89	$10.09	$9.71	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.13		0.33	0.32	0.22	0.33	0.30
Net realized and unrealized gains (losses) from investments and foreign currency	0.80		(1.92)	1.26	(0.11)	0.40	(0.30)

Total from investment operations	0.93		(1.59)	1.58	0.11	0.73	—

Less distributions paid:
From net investment income	(0.13)		(0.36)	(0.37)	(0.26)	(0.35)	(0.29)
From net realized gains	—		(0.22)	—	(0.05)	—	—

Total distributions paid	(0.13)		(0.58)	(0.37)	(0.31)	(0.35)	(0.29)

Change in net asset value	0.80		(2.17)	1.21	(0.20)	0.38	(0.29)

Net asset value, end of period	$9.73		$8.93	$11.10	$9.89	$10.09	$9.71

Total return	10.42	%(c)	(15.11%)	16.12%	1.09%	7.77%	0.03	%(c)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$15,121		$60,002	$89,897	$75,835	$105,634	$28,206
Ratio of net expenses to average net assets	0.72	%(d)	0.72%	0.73%	0.83%	0.88%	0.88	%(d)
Ratio of net investment income to average net assets	2.65	%(d)	2.66%	2.96%	2.19%	3.42%	3.62	%(d)
Ratio of gross expenses to average net assets	0.90	%(d)	0.88%	0.91%	0.98%	1.08%	1.47	%(d)
Portfolio turnover rate(e)	48.40	%(c)	122.58%	92.03%	141.42%	54.70%	41.93	%(c)

(a)	For the period from November 29, 2017, commencement of operations, to September 30, 2018.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Advisor Shares
JOHCM Global Select Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$12.53		$21.39	$17.28	$16.41	$16.73	$15.05

Income (loss) from investment operations:
Net investment income (loss)(a)	—	(b)	0.03	0.01	(0.04)	0.10	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	1.40		(5.22)	5.12	3.17	0.25	1.67

Total from investment operations	1.40		(5.19)	5.13	3.13	0.35	1.74

Less distributions paid:
From net investment income	(0.06)		(0.01)	—	(0.02)	(0.18)	(0.06)
From net realized gains	(1.10)		(3.66)	(1.02)	(2.24)	(0.49)	—

Total distributions paid	(1.16)		(3.67)	(1.02)	(2.26)	(0.67)	(0.06)

Change in net asset value	0.24		(8.86)	4.11	0.87	(0.32)	1.68

Net asset value, end of period	$12.77		$12.53	$21.39	$17.28	$16.41	$16.73

Total return	11.17	%(c)	(30.52%)	30.60%	21.26%	2.66%	11.61%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$24,158		$26,125	$49,721	$39,213	$157,452	$189,317
Ratio of net expenses to average net assets	1.08	%(d)	1.07%	1.07%	1.16%	1.16%	1.17%
Ratio of net investment income (loss) to average net assets	0.29	%(d)	0.20%	0.04%	(0.28%)	0.63%	0.39%
Ratio of gross expenses to average net assets	1.10	%(d)	1.07%	1.08%	1.16%	1.17%	1.17%
Ratio of expense recoupment to average net assets	—		—	—	—	— (e)	— (e)
Portfolio turnover rate(f)	15.07	%(c)	54.44%	53.91%	40.21%	46.36%	24.81%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM Global Select Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$12.58		$21.46	$17.32	$16.44	$16.76	$15.08

Income (loss) from investment operations:
Net investment income(a)	0.02		0.05	0.03	— (b)	0.10	0.09
Net realized and unrealized gains (losses) from investments and foreign currency	1.38		(5.24)	5.13	3.15	0.26	1.67

Total from investment operations	1.40		(5.19)	5.16	3.15	0.36	1.76

Less distributions paid:
From net investment income	(0.07)		(0.03)	—	(0.04)	(0.19)	(0.08)
From net realized gains	(1.10)		(3.66)	(1.02)	(2.23)	(0.49)	—

Total distributions paid	(1.17)		(3.69)	(1.02)	(2.27)	(0.68)	(0.08)

Change in net asset value	0.23		(8.88)	4.14	0.88	(0.32)	1.68

Net asset value, end of period	$12.81		$12.58	$21.46	$17.32	$16.44	$16.76

Total return	11.17	%(c)	(30.43%)	30.71%	21.43%	2.76%	11.76%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$185,397		$255,895	$523,270	$422,745	$225,884	$335,636
Ratio of net expenses to average net assets	0.98	%(d)	0.98%	0.98%	1.06%	1.06%	1.07%
Ratio of net investment income to average net assets	0.33	%(d)	0.32%	0.13%	0.01%	0.66%	0.57%
Ratio of gross expenses to average net assets	1.00	%(d)	0.99%	0.98%	1.06%	1.07%	1.07%
Ratio of expense recoupment to average net assets	—		—	—	—	— (e)	— (e)
Portfolio turnover rate(f)	15.07	%(c)	54.44%	53.91%	40.21%	46.36%	24.81%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount rounds to less 0.005%.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM International Opportunities Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$8.31		$11.82	$10.48	$10.65	$10.71	$11.19

Income (loss) from investment operations:
Net investment income(a)	0.09		0.17	0.22	0.17	0.24	0.20
Net realized and unrealized gains (losses) from investments and foreign currency	2.54		(2.03)	1.39	(0.09)	(0.10)	(0.02)

Total from investment operations	2.63		(1.86)	1.61	0.08	0.14	0.18

Less distributions paid:
From net investment income	(0.21)		(0.27)	(0.17)	(0.23)	(0.18)	(0.29)
From net realized gains	—		(1.38)	(0.10)	(0.02)	(0.02)	(0.37)

Total distributions paid	(0.21)		(1.65)	(0.27)	(0.25)	(0.20)	(0.66)

Change in net asset value	2.42		(3.51)	1.34	(0.17)	(0.06)	(0.48)

Net asset value, end of period	$10.73		$8.31	$11.82	$10.48	$10.65	$10.71

Total return	31.84	%(b)	(17.89%)	15.39%	0.62%	1.42%	1.76%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,946		$1,508	$3,465	$2,935	$2,301	$2,276
Ratio of net expenses to average net assets	0.88	%(c)	0.88%	0.89%	0.89%	0.89%	0.89%
Ratio of net investment income to average net assets	1.76	%(c)	1.66%	1.83%	1.60%	2.29%	1.86%
Ratio of gross expenses to average net assets	3.24	%(c)	3.34%	5.73%	9.42%	8.61%	8.23%
Portfolio turnover rate(d)	23.12	%(b)	68.19%	47.85%	64.62%	34.58%	57.05%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Investor Shares
JOHCM International Select Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$17.73		$31.07	$27.53	$22.54	$23.68	$21.93

Income (loss) from investment operations:
Net investment income(a)	0.08		0.21	0.10	0.05	0.23	0.19
Net realized and unrealized gains (losses) from investments and foreign currency	4.17		(10.70)	4.25	5.11	(1.10)	1.76

Total from investment operations	4.25		(10.49)	4.35	5.16	(0.87)	1.95

Less distributions paid:
From net investment income	(0.25)		(0.23)	(0.04)	(0.17)	(0.27)	(0.20)
From net realized gains	—		(2.62)	(0.77)	—	—	—

Total distributions paid	(0.25)		(2.85)	(0.81)	(0.17)	(0.27)	(0.20)

Change in net asset value	4.00		(13.34)	3.54	4.99	(1.14)	1.75

Net asset value, end of period	$21.73		$17.73	$31.07	$27.53	$22.54	$23.68

Total return	24.07	%(b)	(37.43%)	15.94%	23.02%	(3.59%)	8.97%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$392,426		$376,893	$800,457	$643,607	$588,729	$551,489
Ratio of net expenses to average net assets	1.21	%(c)	1.21%	1.21%	1.23%	1.24%	1.25%
Ratio of net investment income to average net assets	0.76	%(c)	0.82%	0.33%	0.20%	1.03%	0.83%
Ratio of gross expenses to average net assets	1.23	%(c)	1.21%	1.21%	1.23%	1.24%	1.25%
Portfolio turnover rate(d)	10.40	%(b)	58.91%	53.34%	43.51%	33.06%	26.06%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
JOHCM International Select Fund	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019	Year Ended September 30, 2018

Net asset value, beginning of period	$17.74		$31.08	$27.53	$22.54	$23.66	$21.92

Income (loss) from investment operations:
Net investment income(a)	0.09		0.27	0.18	0.11	0.28	0.27
Net realized and unrealized gains (losses) from investments and foreign currency	4.18		(10.69)	4.24	5.11	(1.09)	1.73

Total from investment operations	4.27		(10.42)	4.42	5.22	(0.81)	2.00

Less distributions paid:
From net investment income	(0.33)		(0.30)	(0.10)	(0.23)	(0.31)	(0.26)
From net realized gains	—		(2.62)	(0.77)	—	—	—

Total distributions paid	(0.33)		(2.92)	(0.87)	(0.23)	(0.31)	(0.26)

Change in net asset value	3.94		(13.34)	3.55	4.99	(1.12)	1.74

Net asset value, end of period	$21.68		$17.74	$31.08	$27.53	$22.54	$23.66

Total return	24.19	%(b)	(37.27%)	16.24%	23.30%	(3.31%)	9.22%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$5,441,511		$5,965,713	$12,273,819	$9,631,884	$7,822,739	$7,619,731
Ratio of net expenses to average net assets	0.98	%(c)	0.98%	0.96%	0.98%	0.99%	1.00%
Ratio of net investment income to average net assets	0.94	%(c)	1.05%	0.57%	0.45%	1.27%	1.16%
Ratio of gross expenses to average net assets	0.98	%(c)	0.98%	0.97%	0.98%	0.99%	1.00%
Portfolio turnover rate(d)	10.40	%(b)	58.91%	53.34%	43.51%	33.06%	26.06%

(a)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
Regnan Global Equity Impact Solutions	Six Months Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022		Period Ended September 30, 2021(a)

Net asset value, beginning of period	$6.27		$9.22		$10.00

Income (loss) from investment operations:
Net investment income(b)	0.02		0.02		(—	)(c)
Net realized and unrealized gains (losses) from investments and foreign currency	1.13		(2.97)		(0.78)

Total from investment operations	1.15		(2.95)		(0.78)

Less distributions paid:
From net investment income	(0.01)		—		—

Total distributions paid	(0.01)		—		—

Change in net asset value	1.14		(2.95)		(0.78)

Net asset value, end of period	$7.41		$6.27		$9.22

Total return	18.29	%(d)	(32.00	%)(e)	(7.80	%)(d)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$13,949		$7,357		$1,868
Ratio of net expenses to average net assets	0.89	%(f)	0.89%		0.89	%(f)
Ratio of net investment income (loss) to average net assets	0.44	%(f)	0.28%		(0.61	%)(f)
Ratio of gross expenses to average net assets	1.23	%(f)	4.03%		8.76	%(f)
Portfolio turnover rate(g)	13.58	%(d)	49.28%		4.30	%(d)

(a)	For the period from August 23, 2021, commencement of operations, to September 30, 2021.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount is less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	The Adviser reimbursed the Fund $7,869 during the period in connection with an error. Such reimbursement was 0.13% to the Fund’s total return on the payment date.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW Emerging Markets Fund	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(a)

Net asset value, beginning of period	$7.25	$10.00

Income from investment operations:
Net investment income(b)	0.05	0.13
Net realized and unrealized gains from investments and foreign currency	1.92	(2.88)

Total from investment operations	1.97	(2.75)

Less distributions paid:
From net investment income	(0.14)	—

Total distributions paid	(0.14)	—

Change in net asset value	1.83	(2.75)

Net asset value, end of period	$9.08	$7.25

Total return(c)	27.28%	(27.50%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$6,820	$7,253
Ratio of net expenses to average net assets(d)	0.99%	0.99%
Ratio of net investment income to average net assets(d)	1.13%	1.88%
Ratio of gross expenses to average net assets(d)	1.75%	2.22%
Portfolio turnover rate(c), (e)	11.03%	11.47%

(a)	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW High Yield Bond Fund	Six Months Ended March 31, 2023 (Unaudited)	Period Ended September 30, 2022(a)

Net asset value, beginning of period	$8.32	$10.00

Income (loss) from investment operations:
Net investment income(b)	0.25	0.43
Net realized and unrealized gains (losses) from investments and foreign currency	0.42	(1.67)

Total from investment operations	0.67	(1.24)

Less distributions paid:
From net investment income	(0.25)	(0.44)

Total distributions paid	(0.25)	(0.44)

Change in net asset value	0.42	(1.68)

Net asset value, end of period	$8.74	$8.32

Total return(c)	8.09%	(12.75%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$11,925	$11,184
Ratio of net expenses to average net assets(d)	0.65%	0.65%
Ratio of net investment income to average net assets(d)	5.75%	5.01%
Ratio of gross expenses to average net assets(d)	1.09%	1.90%
Portfolio turnover rate(c),(e)	57.59%	31.64%

(a)	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

FINANCIAL HIGHLIGHTS

For the periods indicated

	Institutional Shares
TSW Large Cap Value Fund	Six Months Ended March 31, 2023 (Unaudited)		Period Ended September 30, 2022(a)		Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018

Net asset value, beginning of period	$12.71		$15.60		$11.46	$12.50	$13.69	$13.37

Income (loss) from investment operations:
Net investment income(b)	0.11		0.14		0.03	0.08	0.22	0.07
Net realized and unrealized gains (losses) from investments and foreign currency	1.21		(1.10)		4.74	(0.58)	0.39	1.35

Total from investment operations	1.32		(0.96)		4.77	(0.50)	0.61	1.42

Less distributions paid:
From net investment income	(0.11)		(0.11)		(0.05)	(0.10)	(0.20)	(0.07)
From net realized gains	(1.43)		(1.82)		(0.58)	(0.44)	(1.60)	(1.03)

Total distributions paid	(1.54)		(1.93)		(0.63)	(0.54)	(1.80)	(1.10)

Change in net asset value	(0.22)		(2.89)		4.14	(1.04)	(1.19)	0.32

Net asset value, end of period	$12.49		$12.71		$15.60	$11.46	$12.50	$13.69

Total return	10.00	%(c)	(7.11	%)(c)	42.90%	(4.25%)	6.38%	11.03%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$35,673		$35,215		$39,445	$30,593	$35,956	$41,099
Ratio of net expenses to average net assets	0.73	%(d)	0.78	%(d)	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets	1.62	%(d)	1.03	%(d)	0.24%	0.70%	1.78%	0.54%
Ratio of gross expenses to average net assets	0.73	%(d)	0.98	%(d)	1.77%	1.88%	1.74%	1.68%
Ratio of expense recoupment to average net assets	0.03	%(d)	—		—	—	—	—
Portfolio turnover rate(e)	12.63	%(c)	46.37	%(c)	29.00%	64.00%	46.00%	60.00%

(a)	For the period from November 1, 2021 to September 30, 2022.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

JOHCM Funds Trust (the “Trust”) is a Massachusetts business trust operating under an Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”) dated December 4, 2020. As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. The JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund (formerly the JOHCM Emerging Markets Small Mid Cap Equity Fund), the JOHCM Global Select Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the Regnan Global Equity Impact Solutions, the TSW High Yield Bond Fund, the TSW Large Cap Value Fund, and the TSW Emerging Markets Fund (each, a “Fund” and collectively, the “Funds”) are each a diversified fund and a series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or the “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.

Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable. As of March 31, 2023, the following classes of shares were in operation:

Fund	Commencement Date	Investment Objective

JOHCM Credit Income Fund	Advisor Shares: December 18, 2020 Institutional Shares: August 17, 2020	to preserve capital and deliver returns through a combination of income and modest capital appreciation.

JOHCM Emerging Markets Discovery Fund*	Advisor Shares: January 28, 2016 Institutional Shares: December 17, 2014	to seek long-term capital appreciation

JOHCM Emerging Markets Opportunities Fund	Advisor Shares: November 21, 2012 Investor Shares: December 18, 2013 Institutional Shares: November 21, 2012	to seek long-term capital appreciation

JOHCM Global Select Fund	Advisor Shares: March 22, 2013 Institutional Class Shares: March 22, 2013	to seek long-term capital appreciation

JOHCM Global Income Builder Fund	Advisor Shares: November 29, 2017 Investor Shares: June 28, 2019 Institutional Shares: November 29, 2017	to seek a level of current income that is consistent with the preservation and long-term growth of capital in inflation-adjusted terms

JOHCM International Opportunities Fund	Institutional Shares: September 29, 2016	to achieve long-term total return by investing in a focused portfolio of international equity securities

JOHCM International Select Fund	Investor Shares: March 31, 2010 Institutional Shares: July 29, 2009	to seek long-term capital appreciation

Regnan Global Equity Impact Solutions	Institutional Shares: August 23, 2021	to seek to achieve long-term capital appreciation by investing in companies that contribute solutions to addressing the world’s major social and environmental challenges

TSW Emerging Markets Fund	Institutional Shares: December 21, 2021	to maximize long-term capital appreciation

TSW High Yield Bond Fund	Institutional Shares: October 26, 2021	to seek high current income with a secondary focus on capital appreciation

TSW Large Cap Value Fund	Institutional Shares: July 16, 1992	to seek maximum long-term total return, consistent with reasonable risk to principal

*	Formerly known as JOHCM Emerging Markets Small Mid Cap Equity Fund.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

Prior to July 19, 2021, the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund (formerly the JOHCM Emerging Markets Small Mid Cap Equity Fund), the JOHCM Global Select Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund operated as the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Small Mid Cap Equity Fund, the JOHCM Global Equity Fund, the JOHCM Global Income Builder Fund, the JOHCM International Opportunities Fund, and the JOHCM International Select Fund, each a series of Advisers Investment Trust (together the “AIT Predecessor Funds”; each an “AIT Predecessor Fund”). On July 19, 2021 the AIT Predecessor Funds were reorganized into JOHCM Funds Trust. Prior to December 6, 2021, the TSW Large Cap Value Fund operated as the TS&W Equity Portfolio, a series of Advisors’ Inner Circle Fund (the “TSW Predecessor Fund”), which was reorganized into the JOHCM Funds Trust on December 6, 2021.

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an approved independent third party pricing service as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities, more specifically, are generally valued at an evaluated price provided by an approved independent pricing source. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Trustees have designated JOHCM (USA) Inc, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust’s valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.

In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2023 in valuing each Fund’s investments based upon the three fair value levels defined above:

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

JOHCM Credit Income Fund
Short-Term Investments	$4,071,741	$—	$—	$4,071,741

Total Investments	$4,071,741	$—	$—	$4,071,741

JOHCM Emerging Markets Discovery Fund
Common Stocks:
Brazil	$1,862,029	$—	$—	$1,862,029
Canada	994,811	—	—	994,811
Chile	279,746	511,746	—	791,492
Jersey	634,115	—	—	634,115
Mexico	1,369,866	—	—	1,369,866
Russia	—	—	—**	—
South Africa	620,667	172,521	—	793,188
Thailand	135,980	636,731	—	772,711
Other*	—	32,356,438	—	32,356,438

Total common stocks	$5,897,214	$33,677,436	$—	$39,574,650

Equity-Linked Securities*	$—	$1,719,003	$—	$1,719,003
Exchange Traded Funds	338,786	—	—	338,786
Preferred stocks*	220,317	—	—	220,317

Total Investments	$6,456,317	$35,396,439	$—	$41,852,756

JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$44,966,881	$—	$—	$44,966,881
Canada	25,067,643	—	—	25,067,643
India	39,422,682	92,670,523	—	132,093,205
Mexico	80,364,760	—	—	80,364,760
Russia	—	—	—**	—
Taiwan	37,508,083	31,340,364	—	68,848,447

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Other*	$—	$457,123,417	$—	$457,123,417

Total common stocks	$227,330,049	$581,134,304	$—	$808,464,353

Preferred stocks	$28,007,976	$—	$—	$28,007,976

Total Investments	$255,338,025	$581,134,304	$—	$836,472,329

JOHCM Global Income Builder Fund
Short-Term Investments	$16,157,751	$—	$—	$16,157,751

Total Investments	$16,157,751	$—	$—	$16,157,751

JOHCM Global Select Fund
Common Stocks:
Australia	$—	$5,756,491	$—	$5,756,491
Denmark	—	11,027,744	—	11,027,744
Indonesia	—	5,045,999	—	5,045,999
Japan	—	11,639,609	—	11,639,609
Sweden	—	5,338,802	—	5,338,802
United Kingdom	—	4,472,346	—	4,472,346
Other*	166,747,989	—	—	166,747,989

Total common stocks	$166,747,989	$43,280,991	$—	$210,028,980

Preferred stocks	$4,234,460	$—	$—	$4,234,460

Total Investments	$170,982,449	$43,280,991	$—	$214,263,440

JOHCM International Opportunities Fund
Common Stocks:
Canada	$117,238	$—	$—	$117,238
United States	56,113	—	—	56,113
Other*	—	1,693,556	—	1,693,556

Total common stocks	$173,351	$1,693,556	$—	$1,866,907

Total Investments	$173,351	$1,693,556	$—	$1,866,907

JOHCM International Select Fund
Common Stocks:
Brazil	$107,886,563	$—	$—	$107,886,563
Ireland	358,846,280	—	—	358,846,280
Jersey	127,633,402	132,448,438	—	260,081,840
Netherlands	101,978,103	405,751,267	—	507,729,370
United States	93,870,140	104,301,039	—	198,171,179
Other*	—	4,076,016,133	—	4,076,016,133

Total common stocks	$790,214,488	$4,718,516,877	$—	$5,508,731,365

Preferred stocks:
Brazil	$116,274,357	$—	$—	$116,274,357
Germany	—	125,917,227	—	125,917,227

Total preferred stocks	$116,274,357	$125,917,227	$—	$242,191,584

Total Investments	$906,488,845	$4,844,434,104	$—	$5,750,922,949

Regnan Global Equity Impact Solutions
Closed-End Funds	$—	$178,091	$—	$178,091
Common Stocks:
Brazil	669,075	—	—	669,075
Canada	639,678	—	—	639,678
Italy	288,371	—	—	288,371

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

United Kingdom	$662,857	$6,964	$—	$669,821
United States	3,751,900	—	—	3,751,900
Other*	—	7,471,103	—	7,471,103

Total common stocks	$6,011,881	$7,478,067	$—	$13,489,948

Total Investments	$6,011,881	$7,656,158	$—	$13,668,039

TSW Emerging Markets Fund
Common Stocks:
Brazil	$335,563	$—	$—	$335,563
Canada	90,852	—	—	90,852
Guatemala	176,902	—	—	176,902
India	205,010	214,391	—	419,401
Mexico	340,314	—	—	340,314
Puerto Rico	57,820	—	—	57,820
United States	258,586	83,092	—	341,678
Other*	—	4,985,044	—	4,985,044

Total common stocks	$1,465,047	$5,282,527	$—	$6,747,574

Rights	$44	$—	$—	$44
Short-Term Investments	42,971	—	—	42,971

Total Investments	$1,508,062	$5,282,527	$—	$6,790,589

TSW High Yield Bond Fund
Corporate Bonds*	$—	$9,928,316	$—	$9,928,316
Exchange Traded Funds	315,588	—	—	315,588
Foreign Issuer Bonds*	—	1,470,579	—	1,470,579

Total Investments	$315,588	$11,398,895	$—	$11,714,483

TSW Large Cap Value Fund
Common Stocks*	$32,290,645	$—	$—	$32,290,645
Short-Term Investments	3,574,243	—	—	3,574,243

Total Investments	$35,864,888	$—	$—	$35,864,888

*	See additional categories in the Schedule of Investments.

**	Amount is $0.

As of March 31, 2023, there were Level 3 investments held in certain Funds as noted above and in the corresponding Schedules of Investments. These investments relate to Russian securities held in certain Funds that halted from trading in 2022 when United States (“U.S.”) sanctions were imposed after the Russian invasion of Ukraine. There was no other Level 3 activity during the year. The value of these securities compared to each Fund’s total net assets is not material and, therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

At March 31, 2023, the Funds held equity-linked securities issued by counterparties as follows:

Fund	Counterparty	Fair value	% of Net Assets

JOHCM Emerging Markets Discovery Fund	CLSA Global Markets Pte. Ltd.	$1,719,003	4.0%

CURRENCY TRANSACTIONS

The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Certain Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.

There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2023.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Non-cash dividends are recognized as investment income at the fair value of the asset received.

EXPENSE ALLOCATIONS

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

Distributions of dividends from net investment income, if any, are declared and paid as follows:

Declaration and Payment Frequency
JOHCM Credit Income Fund	Daily/Monthly
JOHCM Emerging Markets Opportunities Fund	Annually
JOHCM Emerging Markets Discovery Fund	Annually
JOHCM Global Select Fund	Annually
JOHCM Global Income Builder Fund	Daily/Monthly
JOHCM International Opportunities Fund	Annually
JOHCM International Select Fund	Annually
Regnan Global Equity Impact Solutions	Annually
TSW High Yield Bond Fund	Daily/Monthly
TSW Large Cap Value Fund	Quarterly
TSW Emerging Markets Fund	Annually

The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.

U.S. FEDERAL INCOME TAX INFORMATION

No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’, excluding the TSW Large Cap Value Fund, U.S. federal income tax returns for the tax years ended September 30, 2019 through September 30, 2022, as applicable, remain subject to examination by the Internal Revenue Service. The TSW Large Cap Value Fund’s U.S. federal income tax returns for the tax years ended October 31, 2019 through October 31, 2021, and through September 30, 2022 remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.

Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

CAPITAL GAIN TAXES

Investments in certain foreign securities may subject the Funds to capital gain taxes on the disposal of those securities. Any capital gains assessed will reduce the proceeds received on the sale and be reflected in net realized gain/loss on the transaction. The Funds estimate and accrue foreign capital gain taxes on certain investments held which impact the amount of unrealized appreciation/depreciation on such investments. The JOHCM Emerging Markets Discovery Fund paid $31,095 in capital gain taxes during the period. This amount is included in the net realized gains (losses) from investment transactions on the Statement of Operations.

OTHER RISKS

Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

sentiment, and other factors affecting the value of a Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, for example, an epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. All of these disruptive effects were present, for example, in the global pandemic linked to the outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 that was first reported in China in December 2019. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects may be short term or may last for an extended period of time, and in either case can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.

Specific risks vary greatly between the various Eastern European markets, but they include, among others, corporate governance, fiscal stability, banking regulations, European Union accession and continued membership, global commodity prices, political stability and market liquidity.

For example, in February 2022, Russia commenced a military invasion of Ukraine. This outbreak of hostilities could result in more widespread conflict and have a severe adverse effect on the region and the markets for securities and commodities. Russia’s invasion of Ukraine has led to, and may lead to, additional sanctions being levied by the United States, European Union and other countries and organizations against Russia and Belarus. Russia’s invasion and the resulting sanctions could adversely affect global energy, commodity and financial markets, and thus could affect the value of the Funds’ investments and broader global markets and economies, even beyond any direct exposure the Funds may have to Russian or Ukrainian issuers or the adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could be substantial, and may put significant pressure on global financial systems, including on banks and custodians. The market capitalizations of many Russian companies have already experienced significant declines, and Russia closed its securities markets for an extended period of time, before reopening with limited trading. These market disruptions may result in the decline in the value and liquidity of Russian securities, devaluation of Russian currency, a downgrade in Russia’s credit rating, the inability to freely trade sanctioned companies (either due to the sanctions imposed or related operational issues) and/or other adverse consequences to the Russian economy, any of which could negatively impact a Fund’s investments in Russian securities. Sanctions could result in the immediate freeze of Russian securities, impairing the ability of a Fund to buy, sell, receive or deliver those securities. Both the current and potential future sanctions and other government actions against Russia also could result in Russia taking counter measures or retaliatory actions, which may impair further the value or liquidity of Russian securities and negatively impact a Fund or the broader global markets. Any or all of these potential results could lead Russian and other economic regions into a recession.

Instruments in which the Funds invest may pay interest at floating rates based on the London Interbank Offered Rate (“LIBOR”) or may be subject to interest caps or floors based on LIBOR. On March 5, 2021, the United Kingdom Financial Conduct Authority (“FCA”) and LIBOR’s administrator, ICE Benchmark Administration (“IBA”), announced that most non-U.S. dollar LIBOR settings would no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings would no longer be published after June 30, 2023. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments which reference LIBOR and lead to significant short-term and long-term uncertainty and market instability.

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc (the “Adviser” or “JOHCM”) to provide investment management services to the Funds.

Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statement of Operations. Under the terms of the Agreement, JOHCM receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). JOHCM has contractually agreed to waive fees and

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

Fund	Class	Advisory Fee	Expense Limitation
JOHCM Credit Income Fund	Advisor	0.55%	0.68%
JOHCM Credit Income Fund	Institutional	0.55%	0.58%
JOHCM Emerging Markets Discovery Fund	Advisor	1.30%	1.59%
JOHCM Emerging Markets Discovery Fund	Institutional	1.30%	1.49%
JOHCM Emerging Markets Opportunities Fund	Advisor	0.90%	1.12%
JOHCM Emerging Markets Opportunities Fund	Investor	0.90%	1.27%
JOHCM Emerging Markets Opportunities Fund	Institutional	0.90%	1.04%
JOHCM Global Income Builder Fund	Advisor	0.67%	0.82%
JOHCM Global Income Builder Fund	Investor	0.67%	0.97%
JOHCM Global Income Builder Fund	Institutional	0.67%	0.72%
JOHCM Global Select Fund	Advisor	0.89%	1.08%
JOHCM Global Select Fund	Institutional	0.89%	0.98%
JOHCM International Opportunities Fund	Institutional	0.75%	0.88%
JOHCM International Select Fund	Investor	0.89%(a)	1.21%
JOHCM International Select Fund	Institutional	0.89%(a)	0.98%
Regnan Global Equity Impact Solutions	Institutional	0.75%	0.89%
TSW Emerging Markets Fund	Institutional	0.80%	0.99%
TSW High Yield Bond Fund	Institutional	0.50%	0.65%
TSW Large Cap Value Fund	Institutional	0.58%	0.73%

(a)

The rate disclosed is the effective rate during the reporting period. As of January 28, 2022 the fee rate is 0.89% on net assets up to $15 billion and 0.87% on net assets in excess of $15 billion. Prior to January 28, 2022 the advisory fee was 0.89% on all net assets.

The expense limitation agreement is effective until January 28, 2024 for the Funds, excluding Regnan Global Equity Impact Solutions. The expense limitation agreement for Regnan Global Equity Impact Solutions is effective until February 28, 2024. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements, including prior waivers or reimbursements in the AIT Predecessor Funds that were available for recoupment by J O Hambro Capital Management Limited at the time of the AIT reorganizations, for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (exclusive of brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, interest, taxes, short sale dividends and financing costs associated with the use of the cash proceeds on securities sold short, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement.

Thompson, Siegel & Walmsley LLC (the “Sub-Adviser”) serves as the investment sub-adviser to the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund. For its services, the Sub-Adviser is paid a fee of 0.65%, 0.35%, and 0.43%, based on average daily net assets of the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund, respectively, by the Adviser.

For the six months ended March 31, 2023, the Funds incurred advisory fees payable to JOHCM, received expense waivers/reimbursements from JOHCM, and paid expense recoupments to JOHCM as follows:

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Fund	Advisory Fee to JOHCM	Expenses Reduced by JOHCM	Advisory Waivers Recouped by JOHCM
JOHCM Credit Income Fund	$15,281	$25,022	$—
JOHCM Emerging Markets Discovery Fund	257,695	64,079	—
JOHCM Emerging Markets Opportunities Fund	3,440,437	—	—
JOHCM Global Income Builder Fund	163,302	45,412	—
JOHCM Global Select Fund	1,100,931	24,365	—
JOHCM International Opportunities Fund	6,741	21,217	—
JOHCM International Select Fund	26,857,752	91,924	—
Regnan Global Equity Impact Solutions	44,485	20,357	—
TSW Emerging Markets Fund	28,572	26,972	—
TSW High Yield Bond Fund	29,480	25,983	—
TSW Large Cap Value Fund	108,762	—	5,733

The balances of recoverable expenses to JOHCM by Funds at March 31, 2023 were as follows:

For the year ended:	Expiring	JOHCM Credit Income Fund	JOHCM Emerging Markets Discovery Fund	JOHCM Emerging Markets Opportunities Fund	JOHCM Global Income Builder Fund	JOHCM Global Select Fund	JOHCM International Opportunities Fund	JOHCM International Select Fund	Regnan Global Equity Impact Solutions	TSW Emerging Markets Fund		TSW High Yield Bond Fund		TSW Large Cap Value Fund

September 30 2020	September 30, 2023	$10,656	$201,003	$—	$123,468	$—	$80,299	$—	$—	$—		$—		$—
September 30, 2021	September 30, 2024	72,620	121,344	—	64,632	—	47,711	—	16,338	—		—		—
September 30, 2022	September 30, 2025	98,309	108,217	—	127,209	26,536	52,934	—	250,001	84,709	*	135,241	**	41,799	***
March 31, 2023	September 30, 2026	25,022	64,079	—	—	24,365	21,217	91,924	20,357	26,972		25,983		—

Balances of Recoverable Expenses to JOHCM		$206,607	$494,643	$—	$315,309	$50,901	$202,161	$91,924	$286,696	$111,681		$161,224		$41,799

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.

**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.

***	For the period from December 6, 2021 to September 30, 2022.

JOHCM Funds Distributors, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. JOHCM, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds.

The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Foreside Fund Officer Services, LLC, an affiliate of Foreside Financial Group, LLC (d/b/a ACA Group) (“ACA Group”) provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.

JOHCM and the Trust have entered into an Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which JOHCM provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by JOHCM in connection with the services JOHCM provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse JOHCM in such amounts as are approved by the Board of Trustees of the Trust (the “Board”) from time to time. Total fees paid to JOHCM pursuant to the ACSS Agreement are reflected as “JOHCM Compliance” fees in the Statements of Operations.

JOHCM and the Trust have entered into an Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Class shares of each Fund shall reimburse JOHCM or its designee for any payments JOHCM or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to JOHCM pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional” fees in the Statements of Operations.

Certain officers and Trustees of the Trust are affiliated with JOHCM, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. Through January 31, 2023 the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $105,000, certain committee and chairperson retainers and reimbursement for certain expenses. Since February 1, 2023 the annual retainer is $120,000. For the six months ended March 31, 2023, the aggregate Trustee compensation paid by the Trust was $301,667. The amount of total Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds are reflected as “Trustees” expenses on the Statements of Operations.

C.	Rule 12b-1 Plan

The Funds adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “12b-1 Fees” on the Statements of Operations.

D.	Credit Agreements

The Trust, on behalf of certain of the Funds, entered into a $100 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes effective July 19, 2021 and amended July 18, 2022. The Credit Agreement will expire on July 17, 2023 unless extended or renewed. The Credit Agreement permits the applicable Funds to borrow up to an aggregate amount of $100 million, $50 million of which is committed and $50 million of which is uncommitted. Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Borrower’s option of the sum of the U.S. Federal Fund Target Rate plus 1.30% or daily Simple SOFR plus 1.40%.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

During the six months ended March 31, 2023, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:

Fund	Dollar Amount	Days Outstanding	Rate

JOHCM Emerging Markets Discovery Fund	$61,250	4	4.29%
JOHCM Global Income Builder Fund	1,425,625	8	5.76
JOHCM Global Select Fund	4,991,667	6	5.43
JOHCM International Select Fund	17,751,724	29	5.35

The JOHCM Emerging Markets Discovery Fund, the JOHCM Global Income Builder Fund, the JOHCM Global Select Fund and the JOHCM International Select Fund incurred interest expense of $33, $1,825, $4,521 and $76,503, respectively, related to borrowings under the Credit Agreements during the six months ended March 31, 2023. The amounts are included in the “Interest Expense” on the Statements of Operations.

E.	Investment Transactions

For the six months ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

Fund	Cost of Purchases	Proceeds from sales
JOHCM Credit Income Fund	$1,505,251	$7,227,752
JOHCM Emerging Markets Discovery Fund	34,864,208	31,769,859
JOHCM Emerging Markets Opportunities Fund	213,438,110	99,136,951
JOHCM Global Income Builder Fund	21,150,815	88,974,216
JOHCM Global Select Fund	36,134,181	126,036,538
JOHCM International Opportunities Fund	397,722	422,435
JOHCM International Select Fund	617,191,554	2,433,149,964
Regnan Global Equity Impact Solutions	6,600,610	1,543,833
TSW Emerging Markets Fund	772,471	2,904,705
TSW High Yield Bond Fund	6,961,515	6,562,737
TSW Large Cap Value Fund	4,100,939	7,071,371

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

F.	U.S. Federal Income Tax

As of March 31, 2023, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JOHCM Credit Income Fund	$4,071,741	$—	$—	$—
JOHCM Emerging Markets Discovery Fund	39,587,862	4,761,943	(2,497,049)	2,264,894
JOHCM Emerging Markets Opportunities Fund	810,984,576	85,190,607	(59,702,854)	25,487,753
JOHCM Global Income Builder Fund	16,157,751	—	—	—
JOHCM Global Select Fund	185,000,437	47,117,978	(17,854,975)	29,263,003
JOHCM International Opportunities Fund	1,700,786	243,836	(77,715)	166,121
JOHCM International Select Fund	5,276,070,459	951,807,699	(476,955,209)	474,852,490
Regnan Global Equity Impact Solutions	14,686,425	992,535	(2,010,921)	(1,018,386)
TSW Emerging Markets Fund	7,029,667	522,456	(761,534)	(239,078)
TSW High Yield Bond Fund	12,437,235	95,440	(818,192)	(722,752)
TSW Large Cap Value Fund	31,026,193	6,377,659	(1,538,964)	4,838,695

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

The tax character of distributions paid by the Funds during the latest tax years ended September 30, 2022 and September 30, 2021 were as follows:

	Distributions From
Fund	Ordinary Income* 2022	Long-Term Capital Gains 2022		Ordinary Income* 2021		Long-Term Capital Gains 2021		Ordinary Income* 2020	Long-Term Capital Gains 2020

JOHCM Credit Income Fund	$220,146	$—		$169,004		$754
JOHCM Emerging Markets Opportunities Fund	34,384,294	—		8,272,143		—
JOHCM Emerging Markets Discovery Fund	8,448,031	4,042,780		221,726	**	—	**
JOHCM Global Income Builder Fund	3,505,803	1,185,744	***	3,063,276		—
JOHCM Global Select Fund	10,311,082	85,105,952	***	202,822		26,778,354
JOHCM International Opportunities Fund	261,431	109,197		48,597		27,795
JOHCM International Select Fund	234,506,832	1,028,090,909		60,638,266		267,191,558
TSW High Yield Bond Fund	499,723	—		—		—
TSW Large Cap Value Fund****	2,034,512	3,010,215	***	140,896		1,548,484		$280,034	$1,257,667

*	Ordinary income includes short-term capital gains, if any.
**

The amounts do not include tax equalization utilized of $1,962,464 and $904,584 in ordinary income and net long term capital gains, respectively, in which the Fund designated as being distributed to shareholders on their redemption of shares.

***

The amounts do not include tax equalization utilized of $176,449, $5,900,925, and $263,881 in net long term capital gains in which the JOHCM Global Income Builder Fund, JOHCM Global Select Fund, and TSW Large Cap Value Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

****	For the TSW Predecessor Fund’s prior tax years ended October 31, 2021 and 2020, respectively.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

As of the latest tax year ended September 30, 2022, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

JOHCM Credit Income Fund	$16,411	$—	$(273,882)	$(584,876)	$(842,347)
JOHCM Emerging Markets Discovery Fund	440,724	—	(1,419,762)	(4,337,328)	(5,316,366)
JOHCM Emerging Markets Opportunities Fund	14,913,103	—	(27,390,563)	(85,886,670)	(98,364,130)
JOHCM Global Income Builder Fund	—	—	(100,846)	(3,910,149)	(4,010,995)
JOHCM Global Select Fund	1,328,026	20,006,008	—	(2,447,088)	18,886,946
JOHCM International Opportunities Fund	38,383	—	(3,536)	(333,864)	(299,017)
JOHCM International Select Fund	97,456,492	—	(666,783,142)	(1,041,345,626)	(1,610,672,276)
Regnan Global Equity Impact Solutions	12,268	—	(981,543)	(2,479,860)	(3,449,135)
TSW Emerging Markets Fund	127,689	—	(365,191)	(2,503,988)	(2,741,490)
TSW High Yield Bond Fund	51,364	—	(95,916)	(2,077,238)	(2,121,790)
TSW Large Cap Value Fund	69,922	2,667,898	—	3,982,440	6,720,260

For the period subsequent to October 31, 2021, through the fiscal year ended September 30, 2022, the JOHCM Emerging Markets Discovery and JOHCM International Opportunities Funds incurred net capital losses and/or late year ordinary loss deferral in the amount of $1,419,762 and $3,536, respectively, which the Funds intend to treat as having been incurred in the following fiscal year.

As of the tax year ended September 30, 2022, capital losses incurred by the Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:

Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward

JOHCM Credit Income Fund	$127,072	$130,820
JOHCM Emerging Markets Opportunities Fund	27,390,563	—
JOHCM International Select Fund	666,783,142	—
Regnan Global Equity Impact Solutions*	978,667	2,876
TSW Emerging Markets Fund	365,191	—
TSW High Yield Bond Fund	46,754	—

*

A portion of the capital loss carryforward may be subject to limitations under Section 382 of the Internal Revenue Service Code, and is available to the extent by tax law to offset future net capital gains, if any

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

G.	Capital Share Transactions

Transactions in dollars for fund shares for the six months ended March 31, 2023, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

JOHCM Credit Income Fund	Advisor Shares	$—	$—	$—	$—
JOHCM Credit Income Fund	Institutional Shares	—	27,182	(2,113,571)	(2,086,389)
JOHCM Emerging Markets Discovery Fund	Advisor Shares	463,087	72,324	(623,736)	(88,325)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	12,727,291	217,932	(7,677,992)	5,267,231
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	17,903,730	969,196	(5,624,299)	13,248,627
JOHCM Emerging Markets Opportunities Fund	Investor Shares	20,697,257	536,155	(2,160,591)	19,072,821
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	163,158,629	10,912,961	(90,589,710)	83,481,880
JOHCM Global Income Builder Fund	Advisor Shares	4,182	13,660	(5,611,694)	(5,593,852)
JOHCM Global Income Builder Fund	Investor Shares	995	694	(1,077)	612
JOHCM Global Income Builder Fund	Institutional Shares	4,288,321	309,805	(54,102,890)	(49,504,764)
JOHCM Global Select Fund	Advisor Shares	625,425	2,330,798	(5,404,619)	(2,448,396)
JOHCM Global Select Fund	Institutional Shares	11,181,978	16,763,683	(105,951,871)	(78,006,210)
JOHCM International Opportunities Fund	Institutional Shares	—	—	—	—
JOHCM International Select Fund	Investor Shares	5,339,700	4,640,813	(73,192,309)	(63,211,796)
JOHCM International Select Fund	Institutional Shares	570,129,265	56,232,368	(2,310,076,830)	(1,683,715,197)
Regnan Global Equity Impact Solutions	Institutional Shares	6,767,650	10,899	(1,607,469)	5,171,080
TSW Emerging Markets Fund	Institutional Shares	—	—	(2,100,000)	(2,100,000)
TSW High Yield Bond Fund	Institutional Shares	5,439,864	125,006	(5,529,565)	35,305
TSW Large Cap Value Fund	Institutional Shares	4,102,285	3,809,536	(7,048,505)	863,316

Transactions in shares of fund shares for the six months ended March 31, 2023, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

JOHCM Credit Income Fund	Advisor Shares	—	—	—	—
JOHCM Credit Income Fund	Institutional Shares	—	3,057	(235,544)	(232,487)
JOHCM Emerging Markets Discovery Fund	Advisor Shares	41,942	6,521	(56,293)	(7,830)
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1,158,136	19,651	(697,212)	480,575
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1,708,726	93,282	(539,226)	1,262,782
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1,977,468	51,603	(204,872)	1,824,199
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	15,645,102	1,048,315	(8,715,561)	7,977,856
JOHCM Global Income Builder Fund	Advisor Shares	437	1,403	(617,549)	(615,709)
JOHCM Global Income Builder Fund	Investor Shares	102	71	(116)	57
JOHCM Global Income Builder Fund	Institutional Shares	446,072	31,841	(5,640,430)	(5,162,517)
JOHCM Global Select Fund	Advisor Shares	49,438	182,951	(425,375)	(192,986)
JOHCM Global Select Fund	Institutional Shares	876,879	1,312,739	(8,063,489)	(5,873,871)
JOHCM International Opportunities Fund	Institutional Shares	—	—	—	—
JOHCM International Select Fund	Investor Shares	264,855	223,869	(3,685,871)	(3,197,147)
JOHCM International Select Fund	Institutional Shares	28,389,127	2,720,482	(116,438,569)	(85,328,960)
Regnan Global Equity Impact Solutions	Institutional Shares	932,702	1,485	(224,431)	709,756
TSW Emerging Markets Fund	Institutional Shares	—	—	(248,521)	(248,521)
TSW High Yield Bond Fund	Institutional Shares	641,629	14,406	(637,094)	18,941
TSW Large Cap Value Fund	Institutional Shares	317,328	294,952	(528,385)	83,895

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

Transactions in dollars for fund shares for the year ended September 30, 2022, were as follows:

Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets

JOHCM Credit Income Fund	Advisor Shares	$—	$230	$—	$230
JOHCM Credit Income Fund	Institutional Shares	1,500,000	153,869	—	1,653,869
JOHCM Emerging Markets Discovery Fund	Advisor Shares	1,407,750	3,303,179	(3,770,126)	940,803
JOHCM Emerging Markets Discovery Fund	Institutional Shares	10,540,313	7,719,433	(9,672,084)	8,587,662
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	35,573,321	2,027,795	(29,803,821)	7,797,295
JOHCM Emerging Markets Opportunities Fund	Investor Shares	12,683,392	323,106	(10,719,251)	2,287,247
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	285,279,477	25,240,159	(289,480,942)	21,038,694
JOHCM Global Income Builder Fund	Advisor Shares	148,930	327,279	(535,308)	(59,099)
JOHCM Global Income Builder Fund	Investor Shares	3,430	3,170	(2,044)	4,556
JOHCM Global Income Builder Fund	Institutional Shares	14,837,702	2,514,239	(31,471,958)	(14,120,017)
JOHCM Global Select Fund	Advisor Shares	5,138,615	7,412,087	(16,942,188)	(4,391,486)
JOHCM Global Select Fund	Institutional Shares	17,740,444	76,791,960	(139,220,436)	(44,688,032)
JOHCM International Opportunities Fund	Institutional Shares	—	331,277	(1,520,790)	(1,189,513)
JOHCM International Select Fund	Investor Shares	26,569,860	72,404,775	(174,562,934)	(75,588,299)
JOHCM International Select Fund	Institutional Shares	2,579,824,065	754,625,044	(4,242,209,238)	(907,760,129)
Regnan Global Equity Impact Solutions	Institutional Shares	10,461,500	—	(1,677,626)	8,783,874
TSW Emerging Markets Fund*	Institutional Shares	10,000,000	—	—	10,000,000
TSW High Yield Bond Fund**	Institutional Shares	13,016,972	296,608	—	13,313,580
TSW Large Cap Value Fund***	Institutional Shares	4,954,476	5,001,015	(6,480,590)	3,474,901

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.
***	For the period from November 1, 2021 to September 30, 2022.

Transactions in shares of fund shares for the year ended September 30, 2022, were as follows:

Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares

JOHCM Credit Income Fund	Advisor Shares	—	24	—	24
JOHCM Credit Income Fund	Institutional Shares	154,163	16,047	—	170,210
JOHCM Emerging Markets Discovery Fund	Advisor Shares	102,086	242,169	(311,291)	32,964
JOHCM Emerging Markets Discovery Fund	Institutional Shares	863,049	565,112	(837,673)	590,488
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	3,031,927	164,727	(2,812,338)	384,316
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1,145,993	26,205	(904,819)	267,379
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	25,523,191	2,045,394	(25,865,081)	1,703,504
JOHCM Global Income Builder Fund	Advisor Shares	14,853	29,999	(51,545)	(6,693)
JOHCM Global Income Builder Fund	Investor Shares	313	295	(201)	407
JOHCM Global Income Builder Fund	Institutional Shares	1,433,359	232,430	(3,046,082)	(1,380,293)
JOHCM Global Select Fund	Advisor Shares	296,932	376,248	(912,811)	(239,631)
JOHCM Global Select Fund	Institutional Shares	1,019,426	3,886,233	(8,943,362)	(4,037,703)
JOHCM International Opportunities Fund	Institutional Shares	—	33,769	(145,378)	(111,609)
JOHCM International Select Fund	Investor Shares	1,049,147	2,450,246	(8,007,868)	(4,508,475)
JOHCM International Select Fund	Institutional Shares	100,054,720	25,580,510	(184,249,895)	(58,614,665)
Regnan Global Equity Impact Solutions	Institutional Shares	1,209,512	—	(238,520)	970,992
TSW Emerging Markets Fund*	Institutional Shares	1,000,000	—	—	1,000,000
TSW High Yield Bond Fund**	Institutional Shares	1,313,944	30,901	—	1,344,845
TSW Large Cap Value Fund***	Institutional Shares	331,208	360,439	(449,065)	242,582

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
**	For the period from October 26, 2021, commencement of operations, to September 30, 2022.

JOHCM FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2023 (Unaudited)

*	For the period from December 21, 2021, commencement of operations, to September 30, 2022.
***	For the period from November 1, 2021 to September 30, 2022.

Transactions in dollars for the TSW Predecessor Fund shares for the year ended October 31, 2021, were as follows:

				Payments	Net Increase
		Proceeds from	Reinvestments	for Shares	(Decrease) in
Fund	Class	Shares Sold	of Dividends	Redeemed	Net Assets

TSW Large Cap Value Fund*	Institutional Shares	$1,350,906	$1,668,777	$(5,223,838)	$(2,204,155)

*	For the TSW Predecessor Fund’s prior fiscal year ended October 31, 2021. Payments for Shares Redeemed is net of redemption fees of $489.

Transactions in shares of the TSW Predecessor Fund shares for the year ended October 31, 2021, were as follows:

			Shares From		Net Increase
		Shares	Reinvested	Shares	(Decrease)
Fund	Class	Sold	Dividends	Redeemed	in Shares

TSW Large Cap Value Fund*	Institutional Shares	96,540	130,958	(368,264)	(140,766)

*	For the TSW Predecessor Fund’s prior fiscal year ended October 31, 2021.

H.	Concentration of Ownership

A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of a Fund’s investment strategy.

In addition, as of March 31, 2023, JOHCM or JOHCM affiliates held outstanding shares of the Funds as follows:

		%
Fund	Class	Ownership

JOHCM Credit Income Fund	Advisor Shares	100.0
JOHCM Credit Income Fund	Institutional Shares	100.0
JOHCM Emerging Markets Discovery Fund	Institutional Shares	26.8
JOHCM Global Income Builder Fund	Advisor Shares	34.8
JOHCM Global Income Builder Fund	Institutional Shares	13.4
JOHCM International Opportunities Fund	Institutional Shares	99.9
Regnan Global Equity Impact Solutions	Institutional Shares	11.2
TSW Emerging Markets Fund	Institutional Shares	100.0
TSW High Yield Bond Fund	Institutional Shares	48.3
TSW Large Cap Value Fund	Institutional Shares	13.1

I.	Subsequent Events

On March 16, 2023, the Board of Trustees of the Trust approved the liquidation of the JOHCM Credit Income Fund and the JOHCM Global Income Builder Fund. The JOHCM Credit Income Fund liquidation took place on April 5, 2023, and the JOHCM Global Income Builder Fund liquidation took place on May 26, 2023.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

A.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2022 and held for the entire period through March 31, 2023.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Actual Expense Example

			Beginning	Ending	Expenses
		Expense	Account Value	Account Value	Paid*
Fund	Class	Ratio	10/1/2022	3/31/2023	10/1/22-3/31/23

JOHCM Credit Income Fund	Advisor Shares	0.68%	$1,000.00	$1,049.80	$3.48
JOHCM Credit Income Fund	Institutional Shares	0.58%	1,000.00	1,051.40	2.97
JOHCM Emerging Markets Discovery Fund	Advisor Shares	1.59%	1,000.00	1,144.10	8.50
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1.49%	1,000.00	1,144.10	7.96
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1.11%	1,000.00	1,141.80	5.93
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1.27%	1,000.00	1,141.90	6.78
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	1.04%	1,000.00	1,142.30	5.55
JOHCM Global Income Builder Fund	Advisor Shares	0.82%	1,000.00	1,103.50	4.30
JOHCM Global Income Builder Fund	Investor Shares	0.97%	1,000.00	1,104.20	5.09
JOHCM Global Income Builder Fund	Institutional Shares	0.72%	1,000.00	1,104.20	3.78
JOHCM Global Select Fund	Advisor Shares	1.08%	1,000.00	1,111.70	5.69
JOHCM Global Select Fund	Institutional Shares	0.98%	1,000.00	1,111.70	5.16
JOHCM International Opportunities Fund	Institutional Shares	0.88%	1,000.00	1,318.40	5.09
JOHCM International Select Fund	Investor Shares	1.21%	1,000.00	1,240.70	6.76
JOHCM International Select Fund	Institutional Shares	0.98%	1,000.00	1,241.90	5.48
Regnan Global Equity Impact Solutions	Institutional Shares	0.89%	1,000.00	1,182.90	4.84
TSW Emerging Markets Fund	Institutional Shares	0.99%	1,000.00	1,272.80	5.61
TSW High Yield Bond Fund	Institutional Shares	0.65%	1,000.00	1,080.90	3.37
TSW Large Cap Value Fund	Institutional Shares	0.73%	1,000.00	1,100.00	3.82

*

Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182) and divided by the number of days in the current year (365).

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

Hypothetical Expense Example

			Beginning	Ending	Expenses
		Expense	Account Value	Account Value	Paid*
Fund	Class	Ratio	10/1/2022	3/31/2023	10/1/22-3/31/23

JOHCM Credit Income Fund	Advisor Shares	0.68%	$1,000.00	$1,021.54	$3.43
JOHCM Credit Income Fund	Institutional Shares	0.58%	1,000.00	1,022.04	2.92
JOHCM Emerging Markets Discovery Fund	Advisor Shares	1.59%	1,000.00	1,017.00	8.00
JOHCM Emerging Markets Discovery Fund	Institutional Shares	1.49%	1,000.00	1,017.50	7.49
JOHCM Emerging Markets Opportunities Fund	Advisor Shares	1.11%	1,000.00	1,019.40	5.59
JOHCM Emerging Markets Opportunities Fund	Investor Shares	1.27%	1,000.00	1,018.60	6.39
JOHCM Emerging Markets Opportunities Fund	Institutional Shares	1.04%	1,000.00	1,019.75	5.24
JOHCM Global Income Builder Fund	Advisor Shares	0.82%	1,000.00	1,020.84	4.13
JOHCM Global Income Builder Fund	Investor Shares	0.97%	1,000.00	1,020.09	4.89
JOHCM Global Income Builder Fund	Institutional Shares	0.72%	1,000.00	1,021.34	3.63
JOHCM Global Select Fund	Advisor Shares	1.08%	1,000.00	1,019.55	5.44
JOHCM Global Select Fund	Institutional Shares	0.98%	1,000.00	1,020.04	4.94
JOHCM International Opportunities Fund	Institutional Shares	0.88%	1,000.00	1,020.54	4.43
JOHCM International Select Fund	Investor Shares	1.21%	1,000.00	1,018.90	6.09
JOHCM International Select Fund	Institutional Shares	0.98%	1,000.00	1,020.04	4.94
Regnan Global Equity Impact Solutions	Institutional Shares	0.89%	1,000.00	1,020.49	4.48
TSW Emerging Markets Fund	Institutional Shares	0.99%	1,000.00	1,020.00	4.99
TSW High Yield Bond Fund	Institutional Shares	0.65%	1,000.00	1,021.69	3.28
TSW Large Cap Value Fund	Institutional Shares	0.73%	1,000.00	1,021.29	3.68

*

Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year (182) and divided by the number of days in the current year (365).

B.    Board Approval of the Investment Advisory Agreements and Sub-Advisory Agreements in Connection the Advisers’ Change-of-Control

On August 24, 2022, Pendal Group Limited (“Pendal”), the parent company of both JOHCM (USA) Inc (“Adviser”) and Thompson, Siegel and Walmsley (“TSW” or “Subadviser”), announced that it would be acquired by Perpetual Ltd. (“Perpetual”) in January 2023 (the “Transaction”). The Transaction would result in a transfer of 100 percent indirect ownership of the Adviser and Subadviser (together, the “Advisers”) to the Funds and would be deemed to result in a “change of control” of the Advisers for purposes of the Investment Company Act of 1940 (“1940 Act”).

At a meeting held on October 13, 2022 (the “Meeting”), the Trustees, including a majority of the Independent Trustees, approved a new advisory agreement and new subadvisory agreement (collectively the “New Agreements”) and recommended that shareholders of the Funds approve the New Agreements.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

The Trustees considered that the closing of the Transaction would be deemed an “assignment” of the current advisory agreements, resulting in the automatic termination of such agreements under the 1940 Act upon the closing of the Transaction. The Trustees considered that the New Agreements would permit the Adviser and Subadviser to continue to provide the same services to the Funds that they currently provide, on the same terms, following the Transaction. The Trustees further considered management’s representation that the Transaction was not expected to have a material effect on the management of any Fund and was not expected to impose any material unfair burden on Fund shareholders.

The New Agreements are substantially similar to the Funds’ advisory and sub-advisory agreements that were in place at the time of the Meeting (the “Existing Agreements”). As such, in considering the above, the Board also relied substantially on materials previously provided in connection with the renewal or initial approval of the Existing Agreements at meetings in June 2021, September 2021, and December 20211. The Trustees’ review also focused on new information relating to the Transaction and Perpetual, as requested by the Board and provided by the Adviser. The Trustees considered, among other things, organizational information about Perpetual, benefits and risks associated with the Transaction, the overall potential benefits to the Funds, expected synergies and savings, structural or management changes, potential changes to operations, as well as distribution and Fund expenses. The Board also considered that it expected to receive and review updated information and materials from the Adviser and Subadviser at its fourth quarter meeting in December 2022, which is the regular quarterly meeting at which the Board ordinarily performs its complete, annual review of the advisory arrangements in place for the Funds.

The Trustees were assisted in their evaluation of the New Agreements by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management.

In reviewing the New Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds (where noted, the Trustees relied on their prior deliberations and conclusions in connection with their most recent approval of the Existing Agreements):

Nature, Extent and Quality of the Services

The Trustees received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds under the New Agreements, which have substantially the same terms as those of the Existing Agreements in all material respects. The Trustees, including the Independent Trustees, therefore noted that the Transaction was not expected to cause any reduction in the nature, extent or quality of services now provided to any of the Funds or to have any adverse effect on the Advisers’ ability to fulfill their obligations to the Funds under the New Agreements or to affect the Funds’ investment objective and strategies, portfolio management personnel, current investment advisory or sub-advisory services, as applicable, or fees and expenses.

The Board also took into account its deliberations and conclusions in connection with its most recent approval of the Existing Agreements, including consideration of the agreement terms, information and reports provided by the Advisers on their personnel and operations, and the Advisers’ experience with the investment strategy and risks of each Fund, as applicable. The Board previously reviewed the Advisers’ investment philosophies and portfolio construction processes and the Advisers’ compliance program, pending litigation, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the materials provided by the Adviser, there had been no material compliance issues or concerns raised or encountered since the last approval of the Existing Advisory Agreement and that there had been no material compliance issues in the past two years with respect to the Funds.

1 The Board received materials relating to the renewal of each of the Funds’ advisory agreements, other than Regnan Global Equity Impact Solutions, TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund at the December 20-21, 2021 Board meeting. The Board received similar materials for the initial approval of (i) Regnan Global Equity Impact Solutions at the June 15, 2021 Board meeting, and (ii) TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund at the September 23-24, 2021 Board meeting.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

With respect to the Transaction, the Trustees considered, among other things, that Perpetual was seeking to retain substantially all of the Adviser’s key employees, intended to execute employment agreements with the portfolio management teams, and had assured the Adviser that the Adviser and Subadviser investment teams would maintain their independence and autonomy, similar to other investment teams at Perpetual. The Trustees considered information from both Perpetual and Pendal that each would be working to, and is optimistic that it will be able to, retain substantially all of the Funds’ current portfolio managers, following the closing of the Transaction. The Trustees also considered the Adviser’s representation that the costs of approving the New Agreements would not be borne by the Funds or the shareholders.

The Trustees reviewed and relied on meeting materials relating to their prior consideration and approval of the Existing Agreements. The Trustees found the prior meeting materials to be applicable and of assistance in their review of the New Agreements, noting that other than the change of control of the Advisers, no changes are anticipated that will directly impact day-to-day management of the Funds or the material terms of the New Agreements. The Trustees considered that under the New Agreements, (i) each Fund’s investment objectives and investment strategies would not change, (ii) the personnel of the Adviser and Subadviser, as applicable, who at the time provided investment advisory services to each Fund were expected to remain the same, and (iii) the Adviser and Subadviser would continue to provide the same investment advisory services to each Fund, as applicable, for the same fees that were in effect at the time of the Board’s considerations, subject to the oversight of the Board, under terms that are similar in all material respects to the Existing Agreements.

The Trustees expressed satisfaction with the quality, extent, and nature of the services provided by the Adviser and Subadviser and concluded that providing for the continued management of each Funds by the Adviser and Subadviser, as applicable, following the Transaction would benefit the Funds. The Trustees also considered the Adviser’s and Subadviser’s focus on compliance both at the firm level and with respect to the Funds. Taking into account their prior review of the Existing Agreements, as well as assurances and reporting received subsequently from the Advisers, the Trustees concluded that both the Adviser and Subadviser had provided high quality advisory services to the Fund, and that the Transaction was not expected to diminish, and could result in enhancements to, the quality of those services.

Performance

The Trustees reviewed performance information for the Funds, including each Fund’s one-year, three-year and five-year periods (as available) ended in September 2022, and also taking into account their prior review of the performance of each Fund, as applicable, as analyzed in such Fund’s Section 15(c) review in December 2021, and the performance results of all of the Funds in the period since that review.

The Board also took into consideration its prior review of a report prepared by an industry standard independent service provider, Broadridge Financial Solutions (the “Broadridge Report”)2, which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks.

The Board received assurance that the Transaction would not have any material impact on its prior deliberations related to this factor and concluded that it is appropriate to rely on its prior consideration of the Existing Agreements, as well as the supplemental information received from the Advisers, in connection with review of the New Agreements.

[2]

The Broadridge Report included information on each Fund, other than for Regnan Global Equity Impact Solutions, TSW Emerging Markets Fund, TSW Large Cap Value Fund, and TSW High Yield Bond Fund. The initial advisory and/or subadvisory agreement approvals for these Funds occurred shortly prior to the end of the period covered by the Broadridge Report and as such, information regarding these Funds was not included in the Broadridge Report.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

Profits

The Trustees relied on their prior review and consideration of profitability analyses prepared by the Adviser and Subadviser based on the fees paid (and to be paid) under the Existing Agreements. The Trustees had previously noted that, based on the information provided during the prior annual review of the advisory arrangements, the profits realized and/or to be realized were not excessive. The Board had also considered in its prior annual review, the Funds’ fees and expenses in the context of the relevant expense group and/or expense universe as stated in the Broadridge Report. The Trustees also noted that since the Adviser was not planning to reduce personnel as a direct result of the Transaction or make material changes to its operations as a result of the Transaction, profits were expected to remain reasonable. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.

The Board received assurance that the Transaction would not have any material impact on its prior deliberations related to this factor and concluded that it is appropriate to rely on its prior consideration of the Existing Agreements, as well as the supplemental information received from the Advisers, in connection with review of the New Agreements.

Economies of Scale

The Trustees relied on their prior review and consideration of economies of scale. The Trustees had previously considered and reviewed materials relating to the marketing and distribution plans, capacity, and breakeven points for the Funds, in connection with the approval of the Existing Agreements. The Trustees reviewed and considered potential benefits of economies of scale resulting from the Transaction, including the potential for enlarged distribution capability, greater scale and deeper capital resources. The Board received assurance that the Transaction would not have any material impact on its prior deliberations related to this factor and concluded that it is appropriate to rely on its prior consideration of the Existing Agreements in connection with review of the New Agreements.

Other Benefits to the Advisers

The Trustees took into consideration their previous review of materials related to the Fund’s Section 15(c) review in December 2021, of any incidental benefits derived or to be derived by the Advisers from their ongoing relationship with each Fund. The Trustees noted that the Transaction would not result in fee increases or expected cost increases, and that the Adviser would pay all of the costs associated with the Funds’ shareholder meeting.

Conclusions

Having requested, reviewed, and deliberated such information from the Advisers as the Board believed to be reasonably necessary to evaluate the impacts of the Transaction on its prior deliberations and conclusions in connection with the Board’s most recent approval of the Existing Agreements and, having considered that the New Agreements are substantially similar to the Existing Agreements and would permit the Advisers to continue to provide the same services to the Funds that they currently provide, on the same terms, following the Transaction, the Trustees, including a majority of the Independent Trustees, concluded that approval of the New Agreements was in the best interests of each Fund and its shareholders, and would not place an unfair burden on the Funds’ shareholders.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and the Board noted that each Trustee may have assigned different weights to various factors considered.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

C.	Board Approval of Investment Advisory Agreement for the Funds and Investment Subadvisory Agreement for the TSW Funds

Section 15(c) of the 1940 Act requires that the investment advisory agreement between an investment adviser and a registered investment company and the investment subadvisory agreement between an investment adviser and investment subadviser be approved by the vote of a majority of the board of trustees, including a majority of the trustees who are not “interested persons,” as that term is defined in the 1940 Act (the “Independent Trustees”), cast in-person at a meeting called for the purpose of voting on such approval. It is the duty of a board to request and evaluate and the duty of the investment adviser and the investment subadviser to furnish such information as may reasonably be necessary to evaluate the terms of the investment advisory agreement and investment subadvisory agreement. At a meeting held on December 15-16 (the “Meeting”), the Board formally considered and approved: (i) the investment advisory agreement between the Trust, on behalf of the JOHCM Credit Income Fund, the JOHCM Emerging Markets Opportunities Fund, the JOHCM Emerging Markets Discovery Fund, the JOHCM Global Income Builder Fund, the JOHCM Global Select Fund, the JOHCM International Opportunities Fund, the JOHCM International Select Fund, the Regnan Global Equity Impact Solutions, the TSW Large Cap Value Fund, the TSW High Yield Bond Fund, and the TSW Emerging Markets Fund (each a “Fund” and, collectively, the “Funds”), and the Adviser and (ii) the investment subadvisory agreement between the Subadviser and the Adviser with respect to the TSW Large Cap Value Fund, the TSW High Yield Bond Fund, and the TSW Emerging Markets Fund.

Prior to and at the Meeting, the Board requested, and the Adviser and the Subadviser provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser to the Funds and by the Subadviser to the TSW Emerging Markets Fund, TSW High Yield Bond Fund and TSW Large Cap Value Fund (the “TSW Funds”); (ii) the investment performance of the Funds, including the performance of the each Fund’s predecessor fund, as applicable3; (iii) the costs of the services provided and the profits realized by the Adviser from its relationship with the Funds and by the Subadviser from its relationship with the TSW Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Trustees also received an update on the Acquisition and status of shareholder approval of the existing advisory arrangements for each Fund. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:

Nature, Extent and Quality of the Services

The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and to the TSW Funds by the Subadviser. The Board noted that the Adviser is a wholly-owned subsidiary of Pendal USA Inc., which in turn is a wholly owned subsidiary of Pendal Group Limited. The Board also noted that Pendal Group Limited was currently involved in an agreed-upon transaction with Perpetual, under which Perpetual would acquire 100% of the issued shares of Pendal Group Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and Subadviser on its respective personnel and operations, the Adviser’s experience with the investment strategy and risks of each Fund, and the Subadviser’s experience with the investment strategy and risks of the TSW Funds. The Board reviewed each of the Adviser and Subadviser’s investment philosophy and portfolio construction processes, compliance program, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by each of the Adviser and Subadviser, there had been no material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements and that there had been no material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the management of the Funds and ways in which those risks were expected to be mitigated including potential risks associated with the acquisition of Pendal Group Limited by Perpetual. The Board expressed satisfaction with the quality, extent, and nature of the services provided by each of the Adviser and Subadviser.

3 Each of the JOHCM Credit Income Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Emerging Markets Discovery Fund, JOHCM Global Income Builder Fund, JOHCM Global Select Fund, JOHCM International Opportunities Fund, and JOHCM International Select Fund have a predecessor fund which was reorganized into the Trust effective July 19, 2021 and the TSW Large Cap Value Fund has a predecessor fund which was reorganized into the Trust effective December 6, 2021.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

Performance and Profits

The Trustees reviewed performance information for the Funds, including each Fund’s one-year, three-year and five-year periods (as available) ended on October 31, 2022. The Board considered the Broadridge Report, which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses prepared by the Adviser and Subadviser on a consolidated basis included in the Board Materials. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.

The Board noted that, regarding the JOHCM Credit Income Fund’s advisory fee, the Fund ranked seven out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.55% compared to a median advisory fee of 0.58% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked two out of 15 among the Fund’s Expense Group and 41 out of 168 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.58% compared to a median total expense of 0.652% for the Expense Group and 0.653% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 69 out of 339 among the Fund’s Performance Universe over the one-year period ended October 31, 2022. The Fund’s returns were (9.52)% compared to a median return of the Performance Universe of (13.10)% over the one-year period ended October 31, 2022.

With respect to the JOHCM Emerging Markets Opportunities Fund, the Board noted that the Fund’s advisory fee ranked six out of 13 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.90% compared to a median advisory fee of 0.93% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 13 among the Fund’s Expense Group and 149 out of 373 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.02% compared to a median total expense of 1.05% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 45 out of 790, 138 out of 715, and 161 out of 631 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2022, respectively. The Fund’s returns were (20.89)%, (1.06)%, and (1.71)% compared to a median return of the Performance Universe of (32.67)%, (4.61)%, and (3.28)% over the one-, three-, and five-year periods ended October 31, 2022, respectively.

Turning to the JOHCM Emerging Markets Discovery Fund, the Board noted that the Fund’s advisory fee ranked seven out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 1.30% compared to a median advisory fee of 1.29% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 12 amongst the Fund’s Expense Group and 325 out of 373 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 1.49% compared to a median total expense of 1.50% for the Expense Group and 1.08% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 79 out of 790, 8 out of 715, and 20 out of 631 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2022, respectively. The Fund’s returns were (22.81)%, 5.51%, and 2.33% compared to a median return of the Performance Universe of (32.67)%, (4.61)%, and (3.28)% over the one-, three-, and five-year periods ended October 31, 2022, respectively.

The Board noted that regarding the JOHCM Global Income Builder Fund’s advisory fee, the Fund ranked five out of nine among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.67% compared to a median advisory fee of 0.67% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of nine among the Fund’s Expense Group and 34 out of 151 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.72% compared to a median total expense of 0.72% for the Expense Group and 0.882% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 175 out of 409 and 244 out of 390 amongst the Fund’s Performance Universe over the one- and three-year periods ended October 31, 2022, respectively. The Fund’s returns were (14.94)% and 0.49% compared to a median return of the Performance Universe of (16.28)% and 1.09% over the one- and three-year periods ended October 31, 2022, respectively.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

With respect to the JOHCM Global Select Fund, the Board noted that the Fund’s advisory fee ranked 11 out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.89% compared to a median advisory fee of 0.792% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked nine out of 15 among the Fund’s Expense Group and 105 out of 155 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.98% compared to a median total expense of 0.957% for the Expense Group and 0.894% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 231 out of 348, 124 out of 294, and 149 out of 257 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2022, respectively. The Fund’s returns were (32.25)%, 5.05%, and 5.28% compared to a median return of the Performance Universe of (29.20)%, 4.31%, and 5.74% over the one-, three-, and five-year periods ended October 31, 2022, respectively.

The Board noted that regarding the JOHCM International Opportunities Fund’s advisory fee, the Fund ranked three out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.75% compared to a median advisory fee of 0.858% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked four out of 15 among the Fund’s Expense Group and 149 out of 303 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.88% compared to a median total expense of 0.967% for the Expense Group and 0.886% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 16 out of 724, 186 out of 679, and 78 out of 594 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2022, respectively. The Fund’s returns were (13.75)%, (0.13)%, and 0.95% compared to a median return of the Performance Universe of (24.605)%, (1.26)%, and (0.46)% over the one-, three-, and five-year periods ended October 31, 2022, respectively.

With respect to the JOHCM International Select Fund, the Board noted that the Fund’s advisory fee ranked 12 out of 16 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.89% compared to a median advisory fee of 0.839% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked 11 out of 16 among the Fund’s Expense Group and 155 out of 230 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.98% compared to a median total expense of 0.903% for the Expense Group and 0.872% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 347 out of 428, 288 out of 371, 246 out of 331, and 51 out of 215 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2022, respectively. The Fund’s returns were (37.29)%, (2.73)%, (0.71)%, and 5.86% compared to a median return of the Performance Universe of (31.615)%, (0.73)%, 0.46%, and 4.54% over the one-, three-, five-, and ten-year periods ended October 31, 2022, respectively.

The Board met with Management, including senior portfolio management supervisory personnel, and discussed the one-year performance results for the JOHCM Global Select Fund and the JOHCM International Select Fund in the context of the Funds’ investment strategy and portfolio management philosophy which had resulted in historical trends of significant under- and over-performance against the Funds’ Performance Universe. The Board also discussed internal oversight of the Funds’ investment processes and the additional resources available to support the Funds’ portfolio managers. The Board then requested ongoing reporting on Fund performance. The Board requested that the Adviser develop a plan to support the Fund and consider additional resources and analysis to aid the portfolio management team in limiting future periods of significant underperformance. Management committed to presenting such a plan at the June 2023 Meeting. Taking all of this information into account the Board determined that the current advisory fee rates for the Funds remained reasonable.

With respect to Regnan Global Equity Impact Solutions, the Board noted that the Fund’s advisory fee ranked three out of seven among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.75% compared to a median advisory fee of 0.85% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked five out of seven among the Fund’s Expense Group and 21 out of 66 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.89% compared to a median total expense of 0.87% for the Expense Group and 1.073% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 56 out of 151 among the Fund’s Performance Universe over the one-year period ended October 31, 2022. The Fund’s returns were (28.78)% compared to a median return of the Performance Universe of (30.69)% over the one-year period ended October 31, 2022.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

With respect to the TSW Emerging Markets Fund, the Board noted that the Fund’s advisory fee ranked five out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.80% compared to a median advisory fee of 0.88% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked five out of 12 among the Fund’s Expense Group and 127 out of 374 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.99% compared to a median total expense of 1.022% for the Expense Group and 1.08% for the Expense Universe. The Board noted that, because TSW Emerging Markets Fund had not yet been in operation for a one-year period, the Fund had no performance history.

The Board noted that the TSW High Yield Bond Fund advisory fee ranked 13 out of 15 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 0.85% compared to a median advisory fee of 0.678% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and expense reimbursements, and noted that the Fund ranked four out of 15 among the Fund’s Expense Group and 108 out of 307 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.65% compared to a median total expense of 0.75% for the Expense Group and 0.70% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 632 out of 673 among the Fund’s Performance Universe over the one-year period ended October 31, 2022. The Fund’s returns were (15.02)% compared to a median return of the Performance Universe of (11.30)% over the one-year period ended October 31, 2022.

With respect to the TSW Large Cap Value Fund, the Board noted that the Fund’s advisory fee ranked 16 out of 17 among the Fund’s Expense Group. The Board further noted that the Fund’s advisory fee was 1.035% compared to a median advisory fee of 0.749% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked five out of 17 among the Fund’s Expense Group and 303 out of 527 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.78% compared to a median total expense of 0.936% for the Expense Group and 0.737% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 58 out of 1164, 72 out of 1093, 39 out of 1036, and 188 out of 766 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2022, respectively. The Fund’s returns were 2.39%, 11.89%, 10.60%, and 10.90% compared to a median return of the Performance Universe of (4.375)%, 8.34%, 7.62%, and 10.125% over the one-, three-, five-, and ten-year periods ended October 31, 2022, respectively.

The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through January 28, 2024. After considering the comparative data, as described above, and as provided in the Board Materials, the Board concluded that the advisory fees and expense ratios were reasonable.

Economies of Scale

In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.

In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.

D.	Board Review of Liquidity Risk Management Program

To promote effective liquidity risk management throughout the fund industry and to enhance disclosure regarding fund liquidity and redemption practices, the U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 (the “Rule”) under the 1940 Act. Pursuant to the Rule, each Fund has adopted a liquidity risk management program (the “LRMP”) that, among other things, provides for (i) the assessment, management, and review of liquidity risk, (ii) the classification of a Fund’s portfolio investments into one of four liquidity buckets based upon the number of days that such investments may reasonably be expected to be converted into cash or otherwise disposed of without significantly impacting their price, (iii) the establishment of a highly liquid investment minimum where required, and (iv) the establishment of a 15% limitation on illiquid investments. Additionally, the SEC adopted Rule 30b1-10 under the 1940 Act, which generally requires funds to notify the SEC when certain liquidity-related events occur.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

The Board of the Trust appointed the Adviser as the administrator for each Fund’s LRMP. Pursuant to the LRMP, the Adviser manages liquidity risks associated with the Funds’ investments by monitoring cash and cash equivalents and the concentration of investments, and by classifying the portfolio holdings of each Fund as either highly liquid, moderately liquid, less liquid or illiquid on at least a monthly basis. To assist with the classification of the Funds’ investments, the Adviser utilizes a third-party provider of liquidity monitoring services. At the Board’s regular meeting on March 28-29, 2023, the Adviser as the administrator for each Fund’s LRMP provided a report to the Board on the operation and effectiveness of the LRMP for the period from January 1, 2022 through December 31, 2022 (the “Reporting Period”), noting that the Funds’ LRMP was adequate and operated effectively during the Reporting Period. No significant liquidity events impacting the Funds were noted in the reports, and there were no material changes to the LRMP during the Reporting Period.

E.	Shareholder Meeting Results

On August 24, 2022, JOHCM’s and TSW’s parent company, Pendal, announced that Australian fund manager Perpetual would proceed with an acquisition of Pendal. The Transaction would result in a transfer of 100 percent indirect ownership of the Adviser and Subadviser to the Funds and would be deemed to result in a “change of control” of the Advisers for purposes of the 1940 Act, resulting in the automatic termination of the Funds’ existing advisory and sub-advisory agreements, as applicable.

A special meeting of shareholders of the Funds was held on December 12, 2022 (the “December Meeting”) to vote on a (i) proposal to approve a new investment advisory agreement (the “New Advisory Agreement”) between the Trust, on behalf of each Fund, and JOHCM; and (ii) proposal to approve a new investment sub-advisory agreement (the “New Sub-Advisory Agreement” and, together with the New Advisory Agreement, the “New Agreements”) between JOHCM and TSW on behalf of the TSW Emerging Markets Fund, the TSW High Yield Bond Fund, and the TSW Large Cap Value Fund, as a result of a “change of control.”

At the December Meeting, the proposals to approve the New Agreements were approved by shareholders of each of the Funds, as applicable, except for the JOHCM Global Select Fund. The December Meeting with respect to the JOHCM Global Select Fund was adjourned until January 5, 2023 (the “January Meeting” and, together with the December Meeting, the “Shareholder Meetings”). At the January Meeting of the JOHCM Global Select Fund, the proposal to approve the New Advisory Agreement was approved by shareholders of the JOHCM Global Select Fund.

JOHCM FUNDS TRUST

ADDITIONAL INFORMATION

March 31, 2023 (Unaudited)

The results of the Shareholder Meetings are provided below. The Acquisition subsequently was completed on January 23, 2023.

Fund	Shareholder Meeting Date	Record Date Outstanding Shares	Total Voted Shares	% of Outstanding Shares Voted	% of Voted Shares “FOR” Proposal

JOHCM Global Income Builder Fund	December 12, 2022	5,796,824	4,743,151	81.82%	99.78%
JOHCM Global Select Fund	December 12, 2022	22,442,477	8,423,876	37.54%	99.57%
JOHCM Emerging Markets Discovery Fund	December 12, 2022	3,210,759	2,090,023	65.09%	99.69%
JOHCM Emerging Markets Opportunities Fund	December 12, 2022	67,148,591	39,875,993	59.38%	99.23%
JOHCM Credit Income Fund	December 12, 2022	686,039	528,162	76.99%	100.00%
JOHCM International Opportunities Fund	December 12, 2022	181,413	181,320	99.95%	100.00%
JOHCM International Select Fund	December 12, 2022	345,499,611	238,266,659	68.96%	99.10%
Regnan Global Equity Impact Solutions	December 12, 2022	1,173,485	1,171,582	99.84%	100.00%
TSW Emerging Markets Fund	December 12, 2022	1,000,000	1,000,000	100.00%	100.00%
TSW High Yield Bond Fund	December 12, 2022	1,517,497	1,517,496	100.00%	100.00%
TSW Large Cap Value Fund	December 12, 2022	2,749,814	2,118,967	77.06%	100.00%
JOHCM Global Select Fund	January 5, 2023	22,442,477	12,722,503	56.69%	71.97%

F.	Other Information

Investors may obtain, without charge, a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766, or by calling a Fund at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30 is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC website at www.sec.gov.

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Investment Adviser

JOHCM (USA) Inc

53 State Street, 13th Floor

Boston, Massachusetts 02109

Custodian

The Northern Trust Company

50 South LaSalle Street

Chicago, Illinois 60603

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

One North Wacker Drive

Chicago, IL 60606

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199

Distributor

JOHCM Funds Distributors, LLC

3 Canal Plaza, Suite 100

Portland, Maine 04101

For Additional Information, call

866-260-9549 (toll free) or 312-557-5913

JFT 03/23

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHCM Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 5, 2023

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 5, 2023